UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2011

Date of reporting period:	January 1, 2011 — December 31, 2011

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Variable Trust

12|31|11

Annual report

Putnam VT Income Fund

Putnam Investments

Message from the Trustees

Dear Shareholder:

Global financial uncertainty and the European debt crisis continue to contribute to risk aversion and volatility within markets around the world. While we have experienced some positive trends in recent months, stock markets ended 2011 essentially where they began.

Until a lasting and meaningful solution is found for the European debt problem and the U.S. economy establishes a solid footing, it is our belief that this volatility and uncertainty will persist, at least over the near term. In this kind of market, Putnam’s portfolio managers and analysts are dedicated to uncovering opportunities, while seeking to guard against downside risk.

During periods of market uncertainty, it is especially important to rely on the counsel and expertise of your financial advisor, who can help you maintain a long-term focus and a balanced investment approach suitable to your goals.

In other developments, please join us in welcoming the return of Elizabeth T. Kennan to the Board of Trustees. Dr. Kennan, who served as a Trustee from 1992 until 2010, has rejoined the Board, effective January 1, 2012. Dr. Kennan is a Partner of Cambus-Kenneth Farm (thoroughbred horse breeding and general farming), and is also President Emeritus of Mount Holyoke College.

We would also like to take this opportunity to welcome new shareholders to the fund and to thank all of our investors for your continued confidence in Putnam.

Performance summary (as of 12/31/11)

Investment objective

High current income consistent with what Putnam Management believes to be prudent risk

Net asset value December 31, 2011

Class IA: $11.64	Class IB: $11.54

Total return at net asset value
			Barclays Capital U.S.
(as of 12/31/11)	Class IA shares*	Class IB shares†	Aggregate Bond Index

1 year	5.16%	5.00%	7.84%

5 years	37.14	35.43	37.01
Annualized	6.52	6.25	6.50

10 years	74.80	70.47	75.35
Annualized	5.74	5.48	5.78

Life	393.25	371.47	431.85
Annualized	6.90	6.70	7.24

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

* Class inception date: February 1, 1988.

† Class inception date: April 30, 1998.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would have been lower. Performance of class IB shares before their inception is derived from the historical performance of class IA shares, adjusted to reflect the higher operating expenses applicable to such shares. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

Portfolio holdings and allocations may vary over time. Allocations are represented as a percentage of net assets as of 12/31/11. Cash and net other assets represents the market value weights of cash, derivatives, short-term securities and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the exclusion of as-of trades, if any, and the use of different classifications of securities for presentation purposes.

Credit qualities are shown as a percentage of net assets as of 12/31/11. A bond rated Baa or higher (Prime-3 or higher, for short-term debt) is considered investment grade. The chart reflects Moody’s ratings; percentages may include bonds or derivatives not rated by Moody’s but rated by Standard & Poor’s (S&P) or, if unrated by S&P, by Fitch, and then included in the closest equivalent Moody’s rating. Ratings will vary over time.

Credit quality includes bonds and represents only the fixed-income portion of the portfolio. Derivative instruments, including currency forwards, are only included to the extent of any unrealized gain or loss on such instruments and are shown in the not-rated category. Cash is also shown in the not-rated category. The fund itself has not been rated by an independent rating agency.

A negative percentage reflects the effect of fund strategies that are designed to enhance performance if certain securities decline in value.

Putnam VT Income Fund 1

Report from your fund’s manager

What was the investment environment like for the 12 months ended December 31, 2011, and how did the fund perform in that context?

The year was characterized by two very different investment environments. During the opening four months, so-called “risk assets,” such as stocks, corporate bonds, and emerging-market debt, posted solid gains. This rally was spurred in part by the Federal Reserve’s [the Fed’s] second round of quantitative easing and more encouraging economic data. Investors had anticipated this move, and Treasury rates jumped higher as investors reallocated to other asset classes. By early summer, however, this upward trend stalled as investors dealt with a series of unsettling events — uneven economic data in the United States, the mounting sovereign debt crisis in the eurozone, political turmoil surrounding the U.S. federal debt ceiling, and the downgrading of long-term Treasury debt by Standard & Poor’s [S&P’s]. These events helped precipitate a significant sell-off of risk assets in the third quarter of 2011. In the fourth quarter, however, non-Treasury sectors performed better and helped to modestly offset some of the ground previously lost. For the year as a whole, Putnam VT Income Fund’s class IA shares at net asset value posted a single-digit gain.

Despite S&P’s downgrade, Treasuries were one of the better-performing sectors during the period. How did that affect the fund’s performance?

The fund had little direct investment in Treasury bonds and had a lower duration — which measures interest-rate exposure —than the benchmark throughout the period, and these factors detracted from the fund’s relative performance, particularly during the summer months. We continue to have less interest-rate risk than the benchmark, given the near historic low levels of Treasury yields.

How was the fund positioned in non-Treasury sectors, and how did that affect performance?

Returns in the non-Treasury sectors of the market generally were mixed during the past 12 months, with strong performance early in the period and in the fourth quarter, but underperformance versus Treasuries during the third quarter. In terms of positioning, we maintained an overweight position in corporate bonds throughout the period. Despite economic concerns on the macro level, fundamentals remained strong, with low default rates and healthy corporate balance sheets.

Our allocation to non-agency residential mortgage-backed securities [RMBS] and interest-only collateralized mortgage obligations [CMO IOs] also produced mixed results. Although the fundamentals underpinning the RMBS market were fairly stable over the period, investors and dealer desks had little appetite for risk, and the sector sold off during the latter half of the year.

Meanwhile, the federal government introduced modifications to the Home Affordable Refinance Program allowing certain “underwater” borrowers to refinance their loans at market rates. IO spreads — which measure the difference in yield between Treasuries and IO bonds — widened sharply in the weeks leading up to the new program announcement, and our positioning detracted from relative performance.

We continue to believe the longer-term return potential for RMBS and CMO IO securities is compelling and not necessarily reliant on an improving housing market.

Lastly, the fund’s position in commercial mortgage-backed securities [CMBS] generally helped performance over the past year. The fund’s holdings in CMBS primarily consist of very senior, highly rated bonds with sufficient structural protection. These positions performed reasonably well during the fund’s fiscal year.

How did you use derivatives during the period?

We used futures and interest-rate swaps — which allow two parties to exchange one stream of future interest payments for another, based on a specified principal amount — to take tactical positions at various points along the yield curve. In addition, we employed interest-rate swaps and “swaptions” — which give us the option to enter into a swap contract — to hedge the interest-rate risk associated with our mortgage pass-through and IO CMO holdings.

What is your outlook?

We believe the U.S. economy will maintain a positive growth trajectory over the near term. In our view, the prospects are good for already-lean corporations to surprise on the upside. Despite the macroeconomic challenges facing U.S. markets, including stubbornly high unemployment, a stalled housing market, and below-average GDP growth, we believe the fundamentals across a range of fixed-income sectors remain attractive. Investor reluctance to take risks has, in our view, led to compelling valuations in non-Treasury sectors, and we intend to tactically allocate to those areas we find undervalued. For longer-term shareholders, we believe our strategy of active management should prove prudent as investors regain an appetite for risk and the extreme volatility of recent months subsides.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future.

Consider these risks before investing: Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk. The use of derivatives involves additional risks, such as the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Funds that invest in bonds are subject to certain risks including interest-rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds are more exposed to interest-rate risk than short-term bonds. Unlike bonds, bond funds have ongoing fees and expenses. Current and future portfolio holdings are subject to risk.

2 Putnam VT Income Fund

Your fund’s managers

Portfolio Manager Michael V. Salm is Co-Head of Fixed Income at Putnam. He joined Putnam in 1997 and has been in the investment industry since 1989.

In addition to Michael, your fund’s portfolio managers are Daniel Choquette, Brett Kozlowski, Kevin Murphy, and Raman Srivastava.

Your fund’s managers may also manage other accounts advised by Putnam Management or an affiliate, including retail mutual fund counterparts to the funds in Putnam Variable Trust.

Putnam VT Income Fund 3

Understanding your fund’s expenses

As an investor in a variable annuity product that invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, which are not shown in this section and would result in higher total expenses. Charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your fund’s expenses

The first two columns in the following table show the expenses you would have paid on a $1,000 investment in your fund from July 1, 2011, to December 31, 2011. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. To estimate the ongoing expenses you paid over the period, divide your account value by $1,000, then multiply the result by the number in the first line for the class of shares you own.

Compare your fund’s expenses with those of other funds

The two right-hand columns of the table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Expenses and value for a		Expenses and value for a
	$1,000 investment, assuming		$1,000 investment, assuming a
	actual returns for the 6 months		hypothetical 5% annualized return
	ended 12/31/11		for the 6 months ended 12/31/11

	Class IA	Class IB	Class IA	Class IB

Expenses paid
per $1,000*	$2.98	$4.24	$3.01	$4.28

Ending value
(after expenses)	$1,005.20	$1,004.40	$1,022.23	$1,020.97

Annualized
expense ratio†	0.59%	0.84%	0.59%	0.84%

*Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 12/31/11. The expense ratio may differ for each share class. Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

†For the fund’s most recent fiscal half year; may differ from expense ratios based on one-year data in the financial highlights.

4 Putnam VT Income Fund

Report of Independent Registered Public Accounting Firm

To the Trustees of Putnam Variable Trust and Shareholders of
Putnam VT Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam VT Income Fund (the “fund”) at December 31, 2011, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at December 31, 2011 by correspondence with the custodian, brokers, and transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 15, 2012

Putnam VT Income Fund 5

The fund’s portfolio 12/31/11

CORPORATE BONDS AND NOTES (31.7%)*	Principal amount	Value

Basic materials (1.8%)
Allegheny Technologies, Inc. sr. unsec.
unsub. notes 9 3/8s, 2019	$155,000	$197,947

ArcelorMittal sr. unsec. unsub. 9.85s, 2019 (France)	380,000	420,349

ArcelorMittal sr. unsec. unsub. notes 7s, 2039 (France)	435,000	404,252

Celanese US Holdings, LLC sr. notes 5 7/8s,
2021 (Germany)	275,000	283,938

CF Industries, Inc. company guaranty sr. unsec.
unsub. notes 6 7/8s, 2018	400,000	458,000

Dow Chemical Co. (The) sr. unsec. notes 5 1/4s, 2041	410,000	432,387

Freeport-McMoRan Copper & Gold, Inc. sr. unsec.
notes 8 3/8s, 2017 (Indonesia)	1,029,000	1,089,454

Georgia-Pacific, LLC sr. unsec.
unsub. notes 7 3/4s, 2029	70,000	88,099

Georgia-Pacific, LLC 144A company
guaranty sr. notes 5.4s, 2020	110,000	121,841

International Paper Co. sr. unsec. notes 9 3/8s, 2019	307,000	397,979

International Paper Co. sr. unsec. notes 7.95s, 2018	492,000	598,877

PPG Industries, Inc. sr. unsec.
unsub. debs. 7.4s, 2019	170,000	211,997

Rio Tinto Finance USA, Ltd. company
guaranty sr. unsec. notes 9s, 2019 (Australia)	270,000	368,488

Rio Tinto Finance USA, Ltd. company
guaranty sr. unsec. notes 5.2s, 2040 (Australia)	365,000	418,038

Rohm & Haas Co. sr. unsec. unsub. notes 7.85s, 2029	225,000	291,074

Sealed Air Corp. sr. notes 7 7/8s, 2017	80,000	84,381

Sealed Air Corp. 144A notes 5 5/8s, 2013	215,000	223,441

Teck Resources Limited sr. notes 10 3/4s,
2019 (Canada)	75,000	91,500

Teck Resources Limited sr. notes 10 1/4s,
2016 (Canada)	111,000	127,650

Teck Resources Limited sr. notes 9 3/4s,
2014 (Canada)	2,000	2,350

Temple-Inland, Inc. sr. unsec.
unsub. notes 6 5/8s, 2018	230,000	258,748

Union Carbide Corp. sr. unsec.
unsub. bonds 7 3/4s, 2096	85,000	95,922

Xstrata Finance Canada, Ltd. 144A company
guaranty 5.8s, 2016 (Canada)	305,000	332,718

Xstrata Finance Canada, Ltd. 144A company
guaranty sr. unsec notes 6s, 2041 (Canada)	230,000	234,179

		7,233,609
Capital goods (0.4%)
Allied Waste North America, Inc. company
guaranty sr. unsec. notes 6 7/8s, 2017	435,000	460,013

Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)	458,000	569,232

Parker Hannifin Corp. sr. unsec.
unsub. notes Ser. MTN, 6 1/4s, 2038	205,000	258,039

Republic Services, Inc. company
guaranty sr. unsec. notes 5.7s, 2041	90,000	104,573

Republic Services, Inc. company
guaranty sr. unsec. notes 3.8s, 2018	110,000	114,576

Republic Services, Inc. company
guaranty sr. unsec. unsub. notes 5 1/2s, 2019	210,000	242,355

		1,748,788
Communication services (3.1%)
American Tower REIT, Inc. sr. unsec.
notes 7 1/4s, 2019 R	545,000	617,106

American Tower REIT, Inc. sr. unsec. notes 7s, 2017 R	505,000	570,285

AT&T, Inc. sr. unsec. unsub. bonds 5 1/2s, 2018	195,000	225,718

CORPORATE BONDS AND NOTES (31.7%)* cont.	Principal amount	Value

Communication services cont.
AT&T, Inc. sr. unsec. unsub. notes 6.3s, 2038	$510,000	$626,146

Bellsouth Capital Funding unsec. notes 7 7/8s, 2030	410,000	551,485

CenturyLink, Inc. sr. unsec. debs. Ser. G,
6 7/8s, 2028	450,000	419,490

CenturyLink, Inc. sr. unsec. unsub. notes Ser. P,
7.6s, 2039	190,000	186,440

Comcast Cable Communications company
guaranty sr. unsub. notes 8 7/8s, 2017	90,000	116,155

Comcast Corp. company guaranty sr. unsec.
unsub. notes 6.95s, 2037	205,000	260,823

Cox Communications, Inc. 144A bonds 8 3/8s, 2039	245,000	325,748

Cox Communications, Inc. 144A notes 5 7/8s, 2016	125,000	143,966

Crown Castle Towers, LLC 144A company
guaranty sr. notes 4.883s, 2020	635,000	648,992

France Telecom sr. unsec. unsub. notes 8 1/2s,
2031 (France)	65,000	92,685

France Telecom sr. unsec. unsub. notes 4 1/8s,
2021 (France)	76,000	76,614

Frontier Communications Corp. sr. unsec.
notes 8 1/2s, 2020	275,000	281,531

Frontier Communications Corp. sr. unsec.
notes 7 7/8s, 2015	85,000	86,169

NBC Universal Media, LLC sr. unsec.
unsub. notes 5.15s, 2020	255,000	283,911

NBC Universal Media, LLC sr. unsec.
unsub. notes 6.4s, 2040	325,000	399,553

Qwest Corp. notes 6 3/4s, 2021	723,000	787,031

Rogers Communications, Inc. company
guaranty notes 6.8s, 2018 (Canada)	295,000	359,300

Rogers Communications, Inc. sec. notes 6 3/8s,
2014 (Canada)	475,000	523,750

SBA Tower Trust 144A company guaranty sec.
notes 5.101s, 2017	950,000	1,007,392

TCI Communications, Inc. company guaranty
7 7/8s, 2026	555,000	735,053

Telecom Italia Capital SA company guaranty
sr. unsec. unsub. notes 6.175s, 2014 (Italy)	75,000	72,140

Telefonica Emisiones SAU company
guaranty sr. unsec. notes 5.462s, 2021 (Spain)	465,000	443,734

Telefonica Emisiones SAU company guaranty
sr. unsec. unsub. notes 6.221s, 2017 (Spain)	140,000	143,480

Time Warner Cable, Inc. company
guaranty sr. notes 7.3s, 2038	575,000	702,743

Time Warner Cable, Inc. company
guaranty sr. unsec. 6 3/4s, 2018	40,000	47,476

Time Warner Cable, Inc. company
guaranty sr. unsec. notes 7 1/2s, 2014	260,000	291,438

Time Warner Cable, Inc. company
guaranty sr. unsec. unsub. notes 6 3/4s, 2039	125,000	147,715

Verizon Communications, Inc. sr. unsec.
notes 7.35s, 2039	230,000	321,543

Verizon Communications, Inc. sr. unsec.
unsub. notes 8 3/4s, 2018	45,000	60,772

Verizon New Jersey, Inc. debs. 8s, 2022	40,000	50,678

Verizon Pennsylvania, Inc. debs. 8.35s, 2030	405,000	505,773

Verizon Virginia, Inc. debs. Ser. A, 4 5/8s, 2013	255,000	266,308

		12,379,143
Consumer cyclicals (2.5%)
Advance Auto Parts, Inc. company
guaranty sr. unsec. notes 5 3/4s, 2020	360,000	394,256

Autonation, Inc. company guaranty sr. unsec.
notes 6 3/4s, 2018	210,000	220,500

6 Putnam VT Income Fund

CORPORATE BONDS AND NOTES (31.7%)* cont.	Principal amount	Value

Consumer cyclicals cont.
CBS Corp. company guaranty sr. unsec.
notes 7 7/8s, 2030	$520,000	$661,542

Choice Hotels International, Inc. company
guaranty sr. unsec. unsub. notes 5.7s, 2020	385,000	400,294

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc.
company guaranty sr. unsec. notes 6.35s, 2040	270,000	307,157

DIRECTV Holdings, LLC/DIRECTV Financing Co.,
Inc. company guaranty sr. unsec. unsub. notes
5 7/8s, 2019	475,000	534,670

DISH DBS Corp. company guaranty sr. unsec.
notes 6 3/4s, 2021	95,000	102,363

Ecolab, Inc. sr. unsec. unsub. notes 5 1/2s, 2041	45,000	50,441

Ecolab, Inc. sr. unsec. unsub. notes 4.35s, 2021	100,000	107,730

Expedia, Inc. company guaranty sr. unsec.
notes 7.456s, 2018	170,000	189,550

Expedia, Inc. company guaranty sr. unsec.
unsub. notes 5.95s, 2020	495,000	499,174

Expedia, Inc. 144A company
guaranty sr. notes 8 1/2s, 2016	725,000	781,188

Ford Motor Credit Co., LLC sr. unsec. notes 5s, 2018	200,000	200,519

Ford Motor Credit Co., LLC sr. unsec.
unsub. notes 5 3/4s, 2021	245,000	255,322

FUEL Trust 144A company guaranty asset backed
notes 4.207s, 2016	550,000	554,669

Grupo Televisa, S.A.B sr. unsec. bonds 6 5/8s,
2040 (Mexico)	180,000	202,972

Grupo Televisa, S.A.B sr. unsec. notes 6s,
2018 (Mexico)	320,000	356,198

Lender Processing Services, Inc. company
guaranty sr. unsec. unsub. notes 8 1/8s, 2016	682,000	670,065

Limited Brands, Inc. company guaranty sr. unsec.
notes 6 5/8s, 2021	275,000	291,500

News America Holdings, Inc. company
guaranty 7 3/4s, 2024	420,000	519,104

News America Holdings, Inc. debs. 7 3/4s, 2045	230,000	281,605

Omnicom Group, Inc. sr. unsec.
unsub. notes 4.45s, 2020	65,000	66,755

Owens Corning company guaranty sr. unsec.
notes 9s, 2019	261,000	311,243

QVC, Inc. 144A sr. notes 7 1/8s, 2017	220,000	233,200

Sears Holdings Corp. company guaranty 6 5/8s, 2018	239,000	181,640

Time Warner Entertainment Co., LP debs.
8 3/8s, 2023	175,000	227,920

Time Warner, Inc. company guaranty sr. unsec.
bonds 7.7s, 2032	460,000	600,155

Time Warner, Inc. company guaranty sr. unsec.
notes 4.7s, 2021	40,000	43,127

Time Warner, Inc. debs. 9.15s, 2023	325,000	444,554

		9,689,413
Consumer staples (2.0%)
Altria Group, Inc. company guaranty sr. unsec.
notes 9.7s, 2018	140,000	188,358

Altria Group, Inc. company guaranty sr. unsec.
notes 9 1/4s, 2019	575,000	772,085

Anheuser-Busch InBev Worldwide, Inc. company
guaranty sr. unsec. unsub. notes 8.2s, 2039	396,000	624,323

Bacardi, Ltd. 144A unsec. notes 4 1/2s,
2021 (Bermuda)	470,000	515,925

Campbell Soup Co. debs. 8 7/8s, 2021	345,000	506,202

Corrections Corporation of America company
guaranty sr. notes 7 3/4s, 2017	208,000	226,200

CORPORATE BONDS AND NOTES (31.7%)* cont.	Principal amount	Value

Consumer staples cont.
CVS Pass-Through Trust 144A company
guaranty notes 7.507s, 2032	$771,162	$891,941

Darden Restaurants, Inc. sr. unsec.
unsub. notes 6.8s, 2037	750,000	859,101

General Mills, Inc. sr. unsec. notes 5.65s, 2019	85,000	100,975

H.J. Heinz Finance Co. 144A company
guaranty 7 1/8s, 2039	275,000	379,396

Kraft Foods, Inc. sr. unsec. unsub. notes 6 1/2s, 2040	471,000	605,123

Kroger Co. company guaranty 6 3/4s, 2012	20,000	20,333

Kroger Co. company guaranty 6.4s, 2017	200,000	237,865

McDonald’s Corp. sr. unsec. Ser. MTN, 6.3s, 2038	220,000	307,456

McDonald’s Corp. sr. unsec. bond 6.3s, 2037	345,000	478,868

McDonald’s Corp. sr. unsec. notes 5.7s, 2039	145,000	187,994

Tyson Foods, Inc. sr. unsec.
unsub. notes 10 1/2s, 2014	260,000	300,300

WPP Finance UK company guaranty sr. unsec.
notes 8s, 2014 (United Kingdom)	555,000	618,220

		7,820,665
Energy (2.2%)
Alpha Natural Resources, Inc. company
guaranty sr. unsec. notes 6s, 2019	280,000	271,600

Anadarko Finance Co. company guaranty sr. unsec.
unsub. notes Ser. B, 7 1/2s, 2031	565,000	683,583

BP Capital Markets PLC company
guaranty sr. unsec. unsub. notes 4.742s, 2021
(United Kingdom)	605,000	685,256

BP Capital Markets PLC company
guaranty sr. unsec. unsub. notes 4 1/2s, 2020
(United Kingdom)	185,000	203,754

Chesapeake Energy Corp. sr. unsec. notes
7 5/8s, 2013	420,000	444,150

Chesapeake Midstream Partners LP/CHKM
Finance Corp. 144A company guaranty sr. unsec.
notes 5 7/8s, 2021	197,000	197,000

DCP Midstream, LLC 144A sr. unsec. notes
5.35s, 2020	310,000	335,051

El Paso Pipeline Partners Operating Co., LP
company guaranty sr. unsec. notes 6 1/2s, 2020	230,000	253,575

EOG Resources, Inc. sr. unsec. notes 5 5/8s, 2019	155,000	183,164

Kerr-McGee Corp. company guaranty sr. unsec.
unsub. notes 7 7/8s, 2031	185,000	231,877

Motiva Enterprises, LLC 144A sr. notes 5.2s, 2012	90,000	92,080

Motiva Enterprises, LLC 144A sr. unsec.
notes 6.85s, 2040	150,000	193,937

Newfield Exploration Co. sr. sub. notes 6 5/8s, 2016	280,000	287,000

Newfield Exploration Co. sr. unsec.
sub. notes 6 5/8s, 2014	121,000	122,361

Noble Holding International, Ltd. company
guaranty sr. unsec. notes 6.05s, 2041	360,000	399,278

Peabody Energy Corp. 144A sr. unsec. notes 6s, 2018	205,000	209,100

Petrobras International Finance Co. company
guaranty sr. unsec. notes 6 3/4s, 2041 (Brazil)	215,000	247,064

Petrobras International Finance Co. company
guaranty sr. unsec. notes 5 3/8s, 2021 (Brazil)	825,000	866,746

Pride International, Inc. sr. unsec.
notes 7 7/8s, 2040	130,000	169,345

Ras Laffan Liquefied Natural Gas Co., Ltd. 144A
company guaranty sr. notes 5 1/2s, 2014 (Qatar)	500,000	535,000

Spectra Energy Partners LP sr. unsec. notes
4.6s, 2021	225,000	235,988

Putnam VT Income Fund 7

CORPORATE BONDS AND NOTES (31.7%)* cont.	Principal amount	Value

Energy cont.
Statoil ASA company guaranty sr. unsec.
notes 5.1s, 2040 (Norway)	$430,000	$509,014

Weatherford Bermuda company guaranty sr. unsec.
notes 9 5/8s, 2019	405,000	523,783

Weatherford International, Inc. company
guaranty sr. unsec. unsub. notes 6.8s, 2037	95,000	106,268

Weatherford International, Inc. company
guaranty sr. unsec. unsub. notes 6.35s, 2017	115,000	128,477

Weatherford International, Ltd. company
guaranty 6 1/2s, 2036 (Switzerland)	185,000	201,480

Weatherford International, Ltd. sr. notes 5 1/2s,
2016 (Switzerland)	195,000	214,458

		8,530,389
Financials (12.7%)
Aflac, Inc. sr. unsec. notes 6.9s, 2039	460,000	511,457

Aflac, Inc. sr. unsec. notes 6.45s, 2040	320,000	338,915

American Express Bank FSB notes Ser. BKN1,
5.55s, 2012	350,000	361,682

American Express Bank FSB sr. unsec. FRN
Ser. BKNT, 0.576s, 2017	570,000	514,112

American Express Co. sr. unsec. notes 8 1/8s, 2019	800,000	1,034,297

American International Group, Inc. jr.
sub. bonds FRB 8.175s, 2058	275,000	244,750

American International Group, Inc. sr. unsec.
Ser. MTN, 5.85s, 2018	615,000	598,743

AON Corp. jr. unsec. sub. notes 8.205s, 2027	1,065,000	1,241,312

Assurant, Inc. sr. unsec. notes 6 3/4s, 2034	485,000	504,917

Banco do Brasil SA 144A unsec. sub. notes 5 7/8s,
2022 (Brazil)	900,000	881,975

Bank of America Corp. sr. unsec.
unsub. notes 6 1/2s, 2016	420,000	422,969

Barclays Bank PLC 144A sub. notes 10.179s, 2021
(United Kingdom)	1,225,000	1,282,747

Barclays Bank PLC 144A unsec. sub. notes 6.05s,
2017 (United Kingdom)	700,000	632,981

Bear Stearns Cos., Inc. (The) sr. notes 6.4s, 2017	455,000	508,189

Bear Stearns Cos., Inc. (The) sr. unsec.
notes 7 1/4s, 2018	715,000	838,231

Bosphorus Financial Services, Ltd. 144A
sr. notes FRN 2.257s, 2012	59,625	59,564

Camden Property Trust sr. unsec. notes 4 7/8s, 2023 R	965,000	959,288

Capital One Capital III company guaranty
7.686s, 2036	475,000	473,813

Capital One Capital V company guaranty jr. unsec.
sub. notes 10 1/4s, 2039	580,000	601,750

Citigroup, Inc. sr. notes 6 1/2s, 2013	50,000	52,048

Citigroup, Inc. sr. unsec. sub. FRN 0.81s, 2016	812,000	645,571

Citigroup, Inc. sub. notes 5s, 2014	405,000	400,832

Citigroup, Inc. unsec. sub. notes 6 1/8s, 2036	200,000	173,002

Citigroup, Inc. unsec. sub. notes 5 5/8s, 2012	320,000	324,833

CNA Financial Corp. sr. unsec.
unsub. notes 5 3/4s, 2021	255,000	260,209

CNA Financial Corp. unsec. notes 6 1/2s, 2016	350,000	378,579

Commonwealth Bank of Australia 144A sr. unsec.
notes 5s, 2019 (Australia)	75,000	79,540

Commonwealth Bank of Australia 144A sr. unsec.
notes 3 3/4s, 2014 (Australia)	40,000	41,615

Credit Suisse Guernsey, Ltd. jr. unsec.
sub. notes FRN 5.86s, 2017 (United Kingdom)	442,000	359,125

Credit Suisse Guernsey, Ltd. jr. unsec.
sub. notes FRN 1.147s, 2017 (United Kingdom)	194,000	128,797

CORPORATE BONDS AND NOTES (31.7%)* cont.	Principal amount	Value

Financials cont.
Deutsche Bank Capital Funding Trust VII 144A jr.
unsec. sub. bonds FRB 5.628s, perpetual maturity	$830,000	$593,450

Duke Realty LP sr. unsec. notes 6 1/2s, 2018 R	185,000	204,429

Duke Realty LP sr. unsec. notes 6 1/4s, 2013 R	22,000	23,011

Erac USA Finance, Co. 144A sr. notes 4 1/2s, 2021	360,000	369,232

FIA Card Services, NA sub. notes Ser. BKNT,
7 1/8s, 2012	350,000	354,888

GATX Financial Corp. notes 5.8s, 2016	235,000	252,914

GE Capital Trust I unsec. sub. bonds FRB
6 3/8s, 2067	565,000	555,113

General Electric Capital Corp. sr. unsec. 5 5/8s, 2018	90,000	100,800

General Electric Capital Corp. sr. unsec. FRN
Ser. MTN, 0.653s, 2016	100,000	91,514

General Electric Capital Corp. sr. unsec.
notes 6 3/4s, 2032	425,000	497,650

Genworth Financial, Inc. sr. unsec.
unsub. notes 7 5/8s, 2021	1,060,000	991,099

Glen Meadow Pass-Through Trust 144A jr.
sub. notes FRN 6.505s, 2067	975,000	687,375

Goldman Sachs Group, Inc. (The) sr. unsec. 6.15s, 2018	230,000	237,380

Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019	40,000	44,443

Goldman Sachs Group, Inc. (The)
sub. notes 6 3/4s, 2037	1,200,000	1,122,431

Hartford Financial Services Group, Inc. (The) jr.
unsec. sub. debs. FRB 8 1/8s, 2038	400,000	396,000

Hartford Financial Services Group, Inc. (The)
sr. unsec. unsub. notes 6 5/8s, 2040	330,000	327,497

HBOS Capital Funding LP 144A bank guaranty jr.
unsec. sub. FRB 6.071s, perpetual maturity (Jersey)	900,000	558,000

Highwood Realty LP sr. unsec. bonds 5.85s, 2017 R	410,000	433,653

HSBC Finance Capital Trust IX FRN 5.911s, 2035	1,300,000	1,079,000

HSBC Holdings PLC sub. notes 6 1/2s, 2037
(United Kingdom)	1,005,000	992,026

Icahn Enterprises LP/Icahn Enterprises
Finance Corp. company guaranty sr. unsec.
notes 7 3/4s, 2016	350,000	363,125

International Lease Finance Corp. sr. unsec.
notes 6 1/4s, 2019	260,000	239,850

JPMorgan Chase Bank NA sub. notes Ser. BKNT,
6s, 2017	405,000	435,661

JPMorgan Chase Capital XVIII bonds Ser. R,
6.95s, 2036	337,000	338,264

JPMorgan Chase Capital XXIII company guaranty jr.
unsec. sub. notes FRN 1.457s, 2047	2,137,000	1,461,631

JPMorgan Chase Capital XXV bonds Ser. Y, 6.8s, 2037	45,000	45,169

Liberty Mutual Group, Inc. 144A company
guaranty jr. unsec. sub. notes FRN 7s, 2037	220,000	184,800

Liberty Mutual Insurance Co. 144A notes 7.697s, 2097	900,000	850,609

Lloyds TSB Bank PLC bank guaranty sr. unsec.
unsub. notes 6 3/8s, 2021 (United Kingdom)	170,000	170,363

Lloyds TSB Bank PLC company guaranty sr. unsec.
sub. notes Ser. MTN, 6 1/2s, 2020 (United Kingdom)	1,150,000	962,274

Loews Corp. notes 5 1/4s, 2016	210,000	231,211

Macquarie Bank Ltd. 144A unsec.
sub. notes 6 5/8s, 2021 (Australia)	545,000	502,467

Massachusetts Mutual Life Insurance Co. 144A
notes 8 7/8s, 2039	755,000	1,104,382

Merrill Lynch & Co., Inc. jr. sub. bonds 7 3/4s, 2038	875,000	831,357

Merrill Lynch & Co., Inc. sr. unsec. notes 6.4s, 2017	360,000	348,589

8 Putnam VT Income Fund

CORPORATE BONDS AND NOTES (31.7%)* cont.	Principal amount	Value

Financials cont.
Merrill Lynch & Co., Inc. sr. unsec.
notes Ser. MTN, 6 7/8s, 2018	$125,000	$123,242

MetLife Capital Trust IV 144A jr.
sub. debs. 7 7/8s, 2037	1,500,000	1,556,250

MetLife, Inc. jr. unsec. sub. notes 6.4s, 2036	85,000	80,431

Metropolitan Life Global Funding I 144A
notes 3.65s, 2018	130,000	133,753

Morgan Stanley sr. unsec. notes Ser. MTN, 5 3/4s, 2016	445,000	433,395

MPT Operating Partnership LP/MPT Finance Corp.
company guaranty sr. unsec notes 6 7/8s, 2021 R	355,000	351,894

Nationwide Financial Services, Inc. notes 5 5/8s, 2015	260,000	274,855

Nationwide Health Properties, Inc. unsec.
notes 6 1/4s, 2013 R	195,000	201,248

Nationwide Mutual Insurance Co. 144A
notes 8 1/4s, 2031	205,000	220,433

Nordea Bank AB 144A jr. unsec. sub. notes FRN
5.424s, 2015 (Sweden)	100,000	90,200

Omega Healthcare Investors, Inc. company
guaranty sr. unsec. notes 6 3/4s, 2022 R	704,000	707,520

OneAmerica Financial Partners, Inc. 144A
bonds 7s, 2033	515,000	532,258

Progressive Corp. (The) jr. unsec. sub. notes FRN
6.7s, 2037	1,690,000	1,706,900

Prudential Financial, Inc. sr. notes 7 3/8s, 2019	165,000	195,040

Prudential Financial, Inc. sr. notes 6.2s, 2015	165,000	180,305

Prudential Financial, Inc. sr. unsec.
notes 6 5/8s, 2040	270,000	298,268

Prudential Financial, Inc. sr. unsec.
unsub. notes Ser. MTNB, 5.1s, 2014	205,000	220,489

Royal Bank of Scotland Group PLC sr. unsec.
unsub. notes 6.4s, 2019 (United Kingdom)	150,000	140,428

Santander Issuances S.A. Unipersonal 144A bank
guaranty unsec. sub. notes 5.911s, 2016 (Spain)	800,000	683,530

SL Green Realty Corp./SL Green Operating
Partnership/Reckson Operating Part sr. unsec.
notes 5s, 2018 R	185,000	178,188

Societe Generale SA 144A jr. unsec.
sub. bonds FRB 1.333s, 2017 (France)	355,000	198,424

Standard Chartered PLC 144A jr. sub. bonds FRB
7.014s, 2049 (United Kingdom)	800,000	729,563

State Street Capital Trust IV company
guaranty jr. unsec. sub. bonds FRB 1.546s, 2037	1,525,000	1,016,027

Tanger Properties, LP sr. unsec. notes 6 1/8s, 2020 R	240,000	266,599

TD Ameritrade Holding Corp. company
guaranty sr. unsec. unsub. notes 5.6s, 2019	385,000	416,280

Teachers Insurance & Annuity Association
of America 144A notes 6.85s, 2039	605,000	776,458

Ventas Realty LP/Capital Corp. sr. notes
6 3/4s, 2017 R	190,000	197,048

Vornado Realty LP sr. unsec. unsub. notes
4 1/4s, 2015 R	465,000	481,237

Wachovia Bank NA sub. notes Ser. BKNT, 6s, 2017	930,000	1,026,927

Wachovia Corp. sr. unsec. notes 5 3/4s, 2017	760,000	858,673

WEA Finance, LLC 144A company
guaranty sr. notes 7 1/8s, 2018	935,000	1,044,978

Wells Fargo Bank NA unsec. sub. notes FRN
0.671s, 2016	400,000	351,618

Westpac Capital Trust III 144A unsec. sub. notes
FRN 5.819s, perpetual maturity (Australia)	645,000	627,540

Willis Group Holdings Ltd. company
guaranty sr. unsec. unsub. notes 5 3/4s, 2021
(United Kingdom)	410,000	434,805

CORPORATE BONDS AND NOTES (31.7%)* cont.	Principal amount	Value

Financials cont.
Willis Group North America, Inc. company
guaranty 6.2s, 2017	$245,000	$269,381

ZFS Finance USA Trust V 144A bonds
FRB 6 1/2s, 2037	218,000	196,200

		50,037,885
Health care (0.7%)
Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037	755,000	944,054

CIGNA Corp. sr. unsec. unsub. notes 5 3/8s, 2042	195,000	193,879

Coventry Health Care, Inc. sr. unsec.
notes 5.45s, 2021	420,000	464,906

Fresenius Medical Care US Finance, Inc. 144A
company guaranty sr. notes 5 3/4s, 2021	277,000	276,654

Quest Diagnostics, Inc. company
guaranty sr. unsec. notes 4 3/4s, 2020	97,000	103,527

UnitedHealth Group, Inc. sr. unsec.
unsub. notes 4 5/8s, 2041	165,000	173,401

WellPoint, Inc. notes 7s, 2019	405,000	491,417

		2,647,838
Technology (0.6%)
Brocade Communications Systems, Inc. company
guaranty sr. notes 6 7/8s, 2020	155,000	165,075

Brocade Communications Systems, Inc. company
guaranty sr. notes 6 5/8s, 2018	100,000	104,000

Computer Sciences Corp. sr. unsec. notes 6 1/2s, 2018	265,000	259,700

Dell, Inc. sr. unsec. notes 5 7/8s, 2019	65,000	76,331

KLA-Tencor Corp. sr. unsec. notes 6.9s, 2018	850,000	980,180

Lexmark International Inc, sr. unsec. notes 5.9s, 2013	405,000	423,348

Xerox Corp. sr. unsec. notes 4 1/2s, 2021	185,000	187,491

		2,196,125
Transportation (0.7%)
American Airlines 2011-2 Class A Pass Through Trust
company guaranty secured airplanes 8 5/8s, 2021	105,000	108,938

Burlington Northern Santa Fe Corp. sr. unsec.
notes 5 3/4s, 2018	160,000	186,943

Burlington Northern Santa Fe Corp. sr. unsec.
notes 4.7s, 2019	236,000	263,956

Continental Airlines, Inc. pass-through
certificates Ser. 97-4A, 6.9s, 2018	183,459	190,797

CSX Corp. sr. unsec. unsub. notes 4 3/4s, 2042	95,000	98,109

Delta Air Lines, Inc. pass-through certificates
6.2s, 2018	117,908	125,867

Norfolk Southern Corp. sr. unsec. notes 6s, 2111	210,000	243,769

Northwest Airlines Corp. pass-through
certificates Ser. 00-1, 7.15s, 2019	509,307	507,397

Southwest Airlines Co. pass-through certificates
Ser. 07-1, 6.15s, 2022	296,052	317,516

Union Pacific Corp. 144A pass-through
certificates 5.214s, 2014	295,000	323,558

United AirLines, Inc. pass-through certificates
Ser. 07-A, 6.636s, 2022	232,212	230,470

		2,597,320
Utilities and power (5.0%)
AEP Texas North Co. sr. notes Ser. B, 5 1/2s, 2013	150,000	156,594

Appalachian Power Co. sr. notes Ser. L, 5.8s, 2035	255,000	294,291

Atmos Energy Corp. sr. unsub. notes 6.35s, 2017	370,000	438,431

Beaver Valley Funding Corp. sr. bonds 9s, 2017	309,000	325,090

Boardwalk Pipelines LP company guaranty
5 7/8s, 2016	680,000	763,761

Bruce Mansfield Unit pass-through certificates
6.85s, 2034	921,215	994,912

CMS Energy Corp. sr. unsec. notes 8 3/4s, 2019	610,000	722,694

CMS Energy Corp. sr. unsec. unsub. notes FRN
1.353s, 2013	375,000	371,250

Putnam VT Income Fund 9

CORPORATE BONDS AND NOTES (31.7%)* cont.	Principal amount	Value

Utilities and power cont.
Commonwealth Edison Co. 1st mtge. 6.15s, 2017	$105,000	$123,857

Commonwealth Edison Co. 1st mtge. sec.
bonds 5 7/8s, 2033	195,000	235,935

Dolphin Subsidiary II, Inc. 144A sr. unsec.
notes 6 1/2s, 2016	120,000	127,800

Dominion Resources, Inc. jr. sub. notes FRN
Ser. 06-B, 2.879s, 2066	1,750,000	1,470,648

Dominion Resources, Inc. sr. unsec.
unsub. notes Ser. 07-A, 6s, 2017	75,000	88,479

Duke Energy Carolinas, LLC sr. mtge. notes 4 1/4s, 2041	215,000	225,113

EDP Finance BV 144A sr. unsec. unsub. notes 6s,
2018 (Netherlands)	630,000	529,945

El Paso Natural Gas Co. sr. unsec.
unsub. bonds 8 3/8s, 2032	380,000	482,105

Electricite de France 144A notes 6.95s, 2039 (France)	415,000	488,418

Electricite de France 144A sr. notes 4.6s, 2020 (France)	105,000	107,319

Enel Finance International SA 144A company guaranty
sr. unsec. notes 5 1/8s, 2019 (Luxembourg)	280,000	250,138

Energy Transfer Partners LP sr. unsec.
unsub. notes 6.05s, 2041	215,000	210,818

Enterprise Products Operating, LLC company
guaranty sr. unsec. unsub. notes 5.7s, 2042	310,000	337,741

Enterprise Products Operating, LLC company
guaranty sr. unsec. unsub. notes 3.2s, 2016	300,000	310,635

Iberdrola International BV company
guaranty sr. unsec. unsub. notes 6 3/4s, 2036	170,000	179,179

ITC Holdings Corp. 144A notes 5 7/8s, 2016	450,000	512,317

ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018	140,000	163,345

Kansas Gas and Electric Co. bonds 5.647s, 2021	197,875	210,812

KCP&L Greater Missouri Operations Co. sr. unsec.
unsub. notes 11 7/8s, 2012	595,000	624,817

MidAmerican Energy Holdings Co. bonds 6 1/8s, 2036	490,000	585,231

MidAmerican Energy Holdings Co. sr. unsec. bond
6 1/2s, 2037	185,000	232,292

MidAmerican Funding, LLC sr. sec. bonds 6.927s, 2029	175,000	217,838

NGPL PipeCo, LLC 144A sr. unsec. notes 7.119s, 2017	395,000	389,936

Pacific Gas & Electric Co. sr. unsec.
notes 6.35s, 2038	155,000	200,497

Pacific Gas & Electric Co. sr. unsub. 5.8s, 2037	265,000	324,809

PacifiCorp Sinking Fund 1st mtge. 6 1/4s, 2037	205,000	270,229

Potomac Edison Co. 144A 1st mtge. 5.8s, 2016	450,000	515,672

Power Receivable Finance, LLC 144A
sr. notes 6.29s, 2012	147,425	147,425

PPL WEM Holdings PLC 144A sr. unsec.
notes 5 3/8s, 2021 (United Kingdom)	945,000	990,974

Puget Sound Energy, Inc. jr. sub. FRN Ser. A,
6.974s, 2067	610,000	603,900

Spectra Energy Capital, LLC company
guaranty sr. unsec. unsub. notes 6.2s, 2018	50,000	56,696

Spectra Energy Capital, LLC sr. notes 8s, 2019	325,000	412,637

Teco Finance, Inc. company guaranty sr. unsec.
unsub. notes 6.572s, 2017	105,000	124,668

Texas-New Mexico Power Co. 144A 1st mtge. sec.
9 1/2s, 2019	950,000	1,256,872

Trans-Canada Pipelines, Ltd. jr. unsec.
sub. notes FRN 6.35s, 2067 (Canada)	915,000	918,079

Union Electric Co. 1st mtge. sr. sec. bonds 6.7s, 2019	260,000	315,813

CORPORATE BONDS AND NOTES (31.7%)* cont.	Principal amount	Value

Utilities and power cont.
West Penn Power Co. 144A 1st mtge. 5.95s, 2017	$395,000	$469,280

Wisconsin Energy Corp. jr. unsec. sub. notes FRN
6 1/4s, 2067	815,000	815,408

		19,594,700

Total corporate bonds and notes (cost $118,703,294)		$124,475,875

MORTGAGE-BACKED SECURITIES (29.8%)*	Principal amount	Value

Adjustable Rate Mortgage Trust
FRB Ser. 05-7, Class 7A21, 0.544s, 2035	$1,584,456	$982,363
FRB Ser. 05-5, Class 6A21, 0.524s, 2035	698,592	461,071

Banc of America Commercial Mortgage, Inc.
Ser. 07-2, Class A2, 5.634s, 2049	1,154,750	1,179,059
Ser. 06-6, Class A2, 5.309s, 2045	700,681	699,980
Ser. 07-1, Class XW, IO, 0.283s, 2049	5,959,629	69,847

Banc of America Commercial Mortgage, Inc. 144A
Ser. 04-4, Class XC, IO, 0.866s, 2042	9,315,388	177,216
Ser. 04-5, Class XC, IO, 0.721s, 2041	16,246,086	287,897
Ser. 02-PB2, Class XC, IO, 0.57s, 2035	2,751,153	8,804
Ser. 07-5, Class XW, IO, 0.421s, 2051	12,873,585	213,302
Ser. 05-1, Class XW, IO, 0.075s, 2042	121,192,323	59,748

Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 00-WF2, Class F, 8.298s, 2032	412,000	426,854
Ser. 04-PWR3, Class D, 4.889s, 2041 F	586,000	557,658
Ser. 04-PR3I, Class X1, IO, 0.256s, 2041	2,146,974	36,891

Bear Stearns Commercial Mortgage Securities, Inc.
144A Ser. 06-PW14, Class X1, IO, 0.166s, 2038	7,305,093	116,881

Citigroup Commercial Mortgage Trust FRB
Ser. 05-C3, Class AJ, 4.96s, 2043	570,000	526,538

Citigroup/Deutsche Bank Commercial Mortgage
Trust 144A
Ser. 07-CD4, Class XW, IO, 0.366s, 2049	23,650,397	326,375
Ser. 07-CD4, Class XC, IO, 0.169s, 2049	66,223,212	582,764

Commercial Mortgage Acceptance Corp. 144A
Ser. 98-C1, Class F, 6.23s, 2031	241,544	248,849
Ser. 98-C2, Class F, 5.44s, 2030	697,928	725,796

Commercial Mortgage Pass-Through Certificates
Ser. 05-LP5, Class B, 5.105s, 2043	467,000	442,483

Commercial Mortgage Pass-Through Certificates 144A
Ser. 05-LP5, Class XC, IO, 0.202s, 2043	15,716,190	140,880
Ser. 06-C8, Class XS, IO, 0.171s, 2046	28,712,222	377,074
Ser. 05-C6, Class XC, IO, 0.064s, 2044	24,502,765	135,946

Countrywide Home Loans 144A
Ser. 04-R2, Class 1AS, IO, 5.674s, 2034	1,639,820	258,272
Ser. 05-R3, Class AS, IO, 5.581s, 2035	162,605	26,741
FRB Ser. 04-R2, Class 1AF1, 0.714s, 2034	1,618,706	1,238,310
FRB Ser. 05-R3, Class AF, 0.694s, 2035	159,787	128,629

Credit Suisse Mortgage Capital Certificates
FRB Ser. 07-C4, Class A2, 5.795s, 2039	1,934,615	1,943,046
Ser. 06-C5, Class AX, IO, 0.156s, 2039	13,503,444	189,723

Credit Suisse Mortgage Capital Certificates 144A
Ser. 07-C2, Class AX, IO, 0.105s, 2049	47,010,777	283,616

CS First Boston Mortgage Securities Corp.
FRB Ser. 04-C2, Class D, 5.575s, 2036	512,000	501,760
Ser. 05-C5, Class AJ, 5.1s, 2038 F	782,000	722,720
Ser. 03-CPN1, Class E, 4.891s, 2035	459,000	442,352

CS First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040	808,000	848,400
FRB Ser. 03-CK2, Class G, 5.744s, 2036	785,000	767,934
Ser. 02-CP3, Class AX, IO, 1.381s, 2035	15,593,110	62,825
Ser. 04-C4, Class AX, IO, 1.02s, 2039	2,487,233	54,132

10 Putnam VT Income Fund

MORTGAGE-BACKED SECURITIES (29.8%)* cont.	Principal amount	Value

DLJ Commercial Mortgage Corp. 144A
FRB Ser. 98-CG1, Class B4, 7.219s, 2031	$970,000	$1,028,579
Ser. 99-CG2, Class B4, 6.1s, 2032	1,086,744	1,075,877

Federal Home Loan Mortgage Corp.
IFB Ser. 3408, Class EK, 24.673s, 2037	701,928	1,094,753
IFB Ser. 2976, Class LC, 23.4s, 2035	99,192	153,956
IFB Ser. 2979, Class AS, 23.253s, 2034	122,491	164,020
IFB Ser. 3072, Class SM, 22.776s, 2035	531,151	801,263
IFB Ser. 3065, Class DC, 19.025s, 2035	626,355	940,998
IFB Ser. 2990, Class LB, 16.234s, 2034	646,245	871,985
IFB Ser. 3835, Class SN, 15.429s, 2041	2,929,144	4,044,005
IFB Ser. 3287, Class SE, IO, 6.422s, 2037	1,914,734	245,928
IFB Ser. 3835, Class SC, IO, 6.372s, 2038	2,180,177	387,003
IFB Ser. 3907, Class KS, IO, 6.272s, 2040	2,188,855	357,653
IFB Ser. 3708, Class SA, IO, 6.172s, 2040	5,610,208	725,007
IFB Ser. 3852, Class NT, 5.722s, 2041	1,131,608	1,173,523
IFB Ser. 3752, Class PS, IO, 5.722s, 2040	2,876,724	475,638
Ser. 3645, Class ID, IO, 5s, 2040	243,044	25,148
Ser. 3632, Class CI, IO, 5s, 2038	273,088	26,782
Ser. 3626, Class DI, IO, 5s, 2037	186,119	9,771
Ser. 3623, Class CI, IO, 5s, 2036	169,891	15,688
Ser. 3747, Class HI, IO, 4 1/2s, 2037	663,683	79,229
Ser. 3707, Class PI, IO, 4 1/2s, 2025	4,075,520	321,233
Ser. 3768, Class MI, IO, 4s, 2035	22,028,329	2,212,887
Ser. 3738, Class MI, IO, 4s, 2034	11,438,024	1,020,351
Ser. 3736, Class QI, IO, 4s, 2034	4,037,878	292,746
Ser. 3751, Class MI, IO, 4s, 2034	4,222,526	256,096
Ser. 3707, Class HI, IO, 4s, 2023	1,124,254	45,364
Ser. T-56, Class A, IO, 0.524s, 2043	5,996,929	108,694
Ser. T-56, Class 3, IO, 0.472s, 2043	3,012,048	1,412
Ser. T-56, Class 1, IO, 0.294s, 2043	7,478,179	4,674
Ser. T-56, Class 2, IO, 0.123s, 2043	16,580,062	15,544
Ser. 3369, Class BO, PO, zero %, 2037	37,014	33,968
Ser. 3327, Class IF, IO, zero %, 2037	11,070	1
Ser. 3391, PO, zero %, 2037	113,586	99,633
Ser. 3300, PO, zero %, 2037	431,403	393,278
Ser. 3175, Class MO, PO, zero %, 2036	59,032	53,591
Ser. 3210, PO, zero %, 2036	97,837	89,964
FRB Ser. 3326, Class YF, zero %, 2037	23,060	21,200
FRB Ser. 3117, Class AF, zero %, 2036	25,274	21,350
FRB Ser. 3326, Class WF, zero %, 2035	72,120	66,275
FRB Ser. 3036, Class AS, zero %, 2035	33,124	28,501

Federal National Mortgage Association
IFB Ser. 07-75, Class JS, 50.011s, 2037	304,283	621,179
IFB Ser. 06-62, Class PS, 38.138s, 2036	796,520	1,368,280
IFB Ser. 06-8, Class HP, 23.49s, 2036	588,812	937,831
IFB Ser. 05-45, Class DA, 23.343s, 2035	1,127,053	1,789,321
IFB Ser. 07-53, Class SP, 23.123s, 2037	463,190	705,587
IFB Ser. 05-122, Class SE, 22.072s, 2035	1,001,397	1,464,692
IFB Ser. 05-75, Class GS, 19.369s, 2035	683,141	963,446
IFB Ser. 05-106, Class JC, 19.214s, 2035	390,533	602,968
IFB Ser. 05-83, Class QP, 16.631s, 2034	138,743	186,468
IFB Ser. 11-4, Class CS, 12.313s, 2040	871,716	982,672
IFB Ser. 11-67, Class BS, IO, 6.206s, 2041	5,936,957	901,527
IFB Ser. 11-27, Class AS, IO, 6.186s, 2041	5,470,716	722,080
Ser. 10-67, Class BI, IO, 5 1/2s, 2025	2,780,440	284,047
Ser. 10-100, Class AI, IO, 4 1/2s, 2025	5,274,542	325,898
Ser. 03-W10, Class 1, IO, 1.444s, 2043	4,435,218	199,585
Ser. 07-64, Class LO, PO, zero %, 2037	192,383	176,998
FRB Ser. 06-104, Class EK, zero %, 2036	7,085	6,873
Ser. 372, Class 1, PO, zero %, 2036	257,642	249,027
IFB Ser. 06-48, Class FG, zero %, 2036	27,717	27,063

MORTGAGE-BACKED SECURITIES (29.8%)* cont.	Principal amount	Value

First Union National Bank Commercial Mortgage
144A Ser. 01-C3, Class K, 6.155s, 2033	$572,000	$572,000

First Union National Bank-Bank of America
Commercial Mortgage 144A Ser. 01-C1, Class 3,
IO, 1.269s, 2033	1,307,273	52

First Union-Lehman Brothers Commercial
Mortgage Trust II
Ser. 97-C2, Class F, 7 1/2s, 2029	1,196,000	1,230,552
Ser. 97-C2, Class G, 7 1/2s, 2029	361,000	382,660

First Union-Lehman Brothers-Bank of America 144A
Ser. 98-C2, Class G, 7s, 2035	1,515,000	1,488,488

GE Capital Commercial Mortgage Corp. 144A
Ser. 03-C2, Class D, 5.326s, 2037	935,000	944,405
Ser. 05-C2, Class XC, IO, 0.141s, 2043	22,317,429	169,612
Ser. 07-C1, Class XC, IO, 0.091s, 2049	62,600,990	315,196
Ser. 05-C3, Class XC, IO, 0.081s, 2045	126,165,210	589,415

GMAC Commercial Mortgage Securities, Inc.
Ser. 97-C1, Class X, IO, 1.242s, 2029	2,194,582	66,775
Ser. 05-C1, Class X1, IO, 0.239s, 2043	22,772,054	309,199

GMAC Commercial Mortgage Securities, Inc. 144A
Ser. 99-C3, Class G, 6.974s, 2036	87,595	75,332

Government National Mortgage Association
IFB Ser. 11-56, Class SA, 23.339s, 2041	4,948,716	7,403,577
IFB Ser. 10-158, Class SD, 14.146s, 2040	855,000	1,181,516
IFB Ser. 11-70, Class WS, 9.13s, 2040	3,648,000	4,111,624
IFB Ser. 11-56, Class SG, 6.784s, 2041	109,381	119,410
IFB Ser. 11-56, Class MS, 6.782s, 2041	196,131	212,949
IFB Ser. 11-37, Class SB, IO, 6.415s, 2038	863,418	117,324
IFB Ser. 11-61, Class CS, IO, 6.395s, 2035	6,882,724	1,041,618
IFB Ser. 10-85, Class AS, IO, 6.365s, 2039	2,195,575	348,204
IFB Ser. 11-37, Class SD, IO, 6.365s, 2038	1,110,756	149,885
IFB Ser. 10-163, Class SI, IO, 6.347s, 2037	1,805,482	281,036
IFB Ser. 10-31, Class HS, IO, 6.315s, 2039	4,125,090	655,147
IFB Ser. 10-58, Class LS, IO, 6.265s, 2039	2,631,301	428,244
IFB Ser. 10-42, Class SP, IO, 6.265s, 2039	1,579,560	259,853
IFB Ser. 10-53, Class SA, IO, 6.215s, 2039	10,672,258	1,693,474
IFB Ser. 11-40, Class AS, IO, 5.837s, 2036	3,328,294	450,118
IFB Ser. 11-70, Class SM, IO, 5.607s, 2041	1,760,000	485,549
Ser. 10-68, Class MI, IO, 5s, 2039	4,516,475	689,485
Ser. 11-116, Class IA, IO, 4 1/2s, 2039	4,260,919	619,112
Ser. 11-70, PO, zero %, 2041	15,885,366	12,825,368
Ser. 10-151, Class KO, PO, zero %, 2037	763,564	684,886
Ser. 06-36, Class OD, PO, zero %, 2036	18,741	17,263
FRB Ser. 07-35, Class UF, zero %, 2037	4,881	4,800

Greenwich Capital Commercial Funding Corp. FRB
Ser. 05-GG3, Class AJ, 4.859s, 2042	579,000	570,991

Greenwich Capital Commercial Funding Corp. 144A
Ser. 03-C1, Class G, 4.773s, 2035	498,000	481,328

GS Mortgage Securities Corp. II Ser. 06-GG6,
Class A2, 5.506s, 2038	271,103	272,246

GS Mortgage Securities Corp. II 144A
Ser. 98-C1, Class F, 6s, 2030	366,849	369,600
Ser. 06-GG6, Class XC, IO, 0.073s, 2038	54,763,761	99,506

GSMPS Mortgage Loan Trust 144A
IFB Ser. 04-4, Class 1AS, IO, 5.255s, 2034	307,494	50,232
FRB Ser. 04-4, Class 1AF, 0.694s, 2034	307,494	235,233

JPMorgan Chase Commercial Mortgage
Securities Corp.
FRB Ser. 04-CB9, Class B, 5.657s, 2041 F	744,000	689,331
FRB Ser. 02-C2, Class E, 5.31s, 2034	448,000	441,007
Ser. 06-LDP8, Class X, IO, 0.555s, 2045	28,643,326	582,691
Ser. 07-LDPX, Class X, IO, 0.327s, 2049	20,487,571	237,861

Putnam VT Income Fund 11

MORTGAGE-BACKED SECURITIES (29.8%)* cont.	Principal amount	Value

JPMorgan Chase Commercial Mortgage
Securities Corp. 144A
Ser. 00-C9, Class G, 6 1/4s, 2032	$39,904	$39,949
FRB Ser. 01-C1, Class H, 5.626s, 2035 F	487,000	472,962
Ser. 05-CB12, Class X1, IO, 0.109s, 2037	16,682,423	134,727
Ser. 06-LDP6, Class X1, IO, 0.05s, 2043	45,207,336	152,168

LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031	314,997	300,035
Ser. 99-C1, Class G, 6.41s, 2031	554,198	483,538
Ser. 98-C4, Class G, 5.6s, 2035	260,000	269,516
Ser. 98-C4, Class H, 5.6s, 2035	441,000	477,195

LB-UBS Commercial Mortgage Trust
Ser. 06-C6, Class AM, 5.413s, 2039 F	1,160,000	1,179,847
Ser. 03-C5, Class F, 4.843s, 2037	750,000	686,250
Ser. 07-C2, Class XW, IO, 0.53s, 2040	4,190,906	83,730

LB-UBS Commercial Mortgage Trust 144A
Ser. 06-C7, Class XW, IO, 0.664s, 2038	20,495,887	515,308
Ser. 06-C7, Class XCL, IO, 0.287s, 2038	35,553,602	627,841
Ser. 05-C2, Class XCL, IO, 0.263s, 2040	80,709,408	622,592
Ser. 05-C3, Class XCL, IO, 0.259s, 2040	39,535,583	679,775
Ser. 05-C5, Class XCL, IO, 0.188s, 2040	42,875,641	621,054
Ser. 07-C2, Class XCL, IO, 0.178s, 2040	87,274,202	1,091,888
Ser. 05-C7, Class XCL, IO, 0.114s, 2040	55,288,265	303,975

Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 5.834s, 2050	166,000	172,997
Ser. 05-MCP1, Class XC, IO, 0.178s, 2043	21,763,342	227,732

Merrill Lynch Mortgage Trust 144A Ser. 04-KEY2,
Class XC, IO, 0.885s, 2039	6,399,011	130,175

Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C1, Class X, IO, 8.383s, 2037	987,951	59,277
Ser. 06-C4, Class X, IO, 5.68s, 2045	2,904,795	145,240
Ser. 05-C3, Class X, IO, 5.65s, 2044	1,011,393	60,684

Morgan Stanley Capital I
Ser. 07-IQ14, Class A2, 5.61s, 2049	778,139	806,048
FRB Ser. 07-HQ12, Class A2, 5.6s, 2049	411,554	418,361
FRB Ser. 07-HQ12, Class A2FL, 0.528s, 2049	539,995	507,595

Morgan Stanley Capital I 144A
Ser. 03-IQ6, Class C, 5.093s, 2041 F	656,000	658,436
Ser. 05-HQ5, Class X1, IO, 0.092s, 2042	6,665,677	32,262

Morgan Stanley Dean Witter Capital I Ser. 03-HQ2,
Class C, 5.15s, 2035	614,000	592,111

Morgan Stanley ReREMIC Trust 144A FRB
Ser. 10-C30A, Class A3B, 10.236s, 2043	536,000	536,107

Mortgageit Trust Ser. 2005-2, Class 1A2,
0.624s, 2035	2,498,700	1,599,168

Nomura Asset Securities Corp. 144A Ser. 98-D6,
Class B1, 6s, 2030	300,000	306,000

PNC Mortgage Acceptance Corp. 144A Ser. 00-C1,
Class J, 6 5/8s, 2033	206,000	10,300

Structured Adjustable Rate Mortgage Loan Trust
144A Ser. 04-NP2, Class A, 0.644s, 2034	232,716	186,173

Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 5.993s, 2045	14,816,247	2,074,275
Ser. 07-4, Class 1A4, IO, 1s, 2045	17,279,546	701,982

Structured Asset Securities Corp. 144A FRB
Ser. 05-RF2, Class A, 0.644s, 2035	3,517,024	2,637,768

TIAA Seasoned Commercial Mortgage Trust FRB
Ser. 07-C4, Class AJ, 5.739s, 2039 F	1,667,000	1,488,203

Wachovia Bank Commercial Mortgage Trust
Ser. 07-C30, Class A3, 5.246s, 2043	825,000	833,786
Ser. 06-C29, IO, 0.395s, 2048	32,634,122	496,691
Ser. 07-C34, IO, 0.378s, 2046	9,293,059	144,042

MORTGAGE-BACKED SECURITIES (29.8%)* cont.	Principal amount	Value

Wachovia Bank Commercial Mortgage Trust 144A
Ser. 06-C26, Class XC, IO, 0.048s, 2045	$12,604,367	$36,553
Ser. 06-C23, Class XC, IO, 0.047s, 2045	33,959,234	154,175

WAMU Commercial Mortgage Securities Trust 144A
Ser. 05-C1A, Class G, 5.72s, 2036	73,000	35,405
Ser. 05-C1A, Class C, 4.9s, 2036	119,000	119,374

WAMU Mortgage Pass-Through Certificates FRB
Ser. 05-AR19, Class A1C3, 0.794s, 2045	3,116,581	1,558,291

Total mortgage-backed securities (cost $104,202,750)		$116,977,561

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (11.7%)*	Principal amount	Value

U.S. Government Agency Mortgage Obligations (11.7%)
Federal Home Loan Mortgage Corporation
Pass-Through Certificates 3 1/2s,
January 1, 2041	$552,275	$567,614

Federal National Mortgage Association
Pass-Through Certificates
5s, March 1, 2038	280,807	303,129
3 1/2s, February 1, 2041	982,750	1,011,733
3 1/2s, TBA, January 1, 2042	39,000,000	40,115,131
3 1/2s, TBA, December 1, 2041	4,000,000	4,117,500

Total U.S. government and agency mortgage
obligations (cost $45,521,327)		$46,115,107

U.S. TREASURY OBLIGATIONS (—%)*	Principal amount	Value

U.S. Treasury Notes 2 5/8s, November 15, 2020	$128,000	$137,825

Total U.S. treasury obligations (cost $120,469)		$137,825

ASSET-BACKED SECURITIES (5.0%)*	Principal amount	Value

Aames Mortgage Investment Trust FRB Ser. 06-1,
Class A3, 0.454s, 2036	$2,032,488	$1,285,549

Ace Securities Corp. FRB Ser. 06-HE3, Class A2C,
0.444s, 2036	418,000	168,020

Bombardier Capital Mortgage Securitization Corp.
Ser. 99-A, Class A4, 6.475s, 2025	1,117,754	1,115,874

Conseco Finance Securitizations Corp.
Ser. 00-5, Class A6, 7.96s, 2032	1,025,203	761,213
FRB Ser. 02-1, Class M1A, 2.32s, 2033	1,800,000	1,572,017

Countrywide Asset Backed Certificates
FRB Ser. 07-12, Class 2A2, 0.794s, 2047	635,000	425,450
FRB Ser. 06-BC1, Class 2A3, 0.584s, 2036	994,000	576,520
FRB Ser. 07-3, Class 2A2, 0.464s, 2047	2,581,000	1,820,199
FRB Ser. 07-11, Class 2A2, 0.414s, 2047	1,924,000	1,568,060
FRB Ser. 07-1, Class 2A2, 0.394s, 2037	2,050,000	1,499,575

First Plus Home Loan Trust Ser. 97-3, Class B1,
7.79s, 2023 (In default) †	77,731	8

GE Business Loan Trust 144A Ser. 04-2, Class D,
3.028s, 2032	169,602	67,671

Green Tree Financial Corp. Ser. 99-3, Class A7,
6.74s, 2031	746,119	722,802

GSAA Home Equity Trust
FRB Ser. 05-8, Class A3, 0.724s, 2035	2,172,000	1,411,800
FRB Ser. 05-9, Class 2A3, 0.664s, 2035	1,400,000	948,500
FRB Ser. 05-6, Class A3, 0.664s, 2035	2,406,000	1,512,885
FRB Ser. 05-11, Class 3A4, 0.544s, 2035	414,437	310,828

Lehman ABS Manufactured Housing Contract
Ser. 01-B, Class M1, 6.63s, 2040	1,800,000	1,548,000

Madison Avenue Manufactured Housing Contract FRB
Ser. 02-A, Class B1, 3.544s, 2032	1,626,445	1,301,156

Mid-State Trust Ser. 11, Class B, 8.221s, 2038	169,168	169,551

12 Putnam VT Income Fund

ASSET-BACKED SECURITIES (5.0%)* cont.	Principal amount		Value

Residential Asset Mortgage Products, Inc. FRB
Ser. 07-RZ1, Class A2, 0.454s, 2037		$595,742	$372,831

SG Mortgage Securities Trust FRB Ser. 06-OPT2,
Class A3D, 0.504s, 2036		704,000	200,154

TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E,
8s, 2038		778,635	93,436

Total asset-backed securities (cost $21,177,439)			$19,452,099

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (4.0%)*	strike price	amount	Value

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 2.325% versus the three month
USD-LIBOR-BBA maturing
December 2022.	Dec-12/2.325	$770,000	$28,829

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate of
2.325% versus the three month
USD-LIBOR-BBA maturing
December 2022.	Dec-12/2.325	770,000	25,964

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed
rate of 2.8825% versus the three
month USD-LIBOR-BBA maturing
December 2042.	Dec-12/2.8825	1,296,000	140,953

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate of
2.8825% versus the three month
USD-LIBOR-BBA maturing
December 2042.	Dec-12/2.8825	1,296,000	95,303

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 2.305% versus the three month
USD-LIBOR-BBA maturing
November 2022.	Nov-12/2.305	770,000	27,566

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate of
2.305% versus the three month
USD-LIBOR-BBA maturing
November 2022.	Nov-12/2.305	770,000	24,663

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 2.28% versus the three month
USD-LIBOR-BBA maturing October 2022.	Oct-12/2.28	770,000	26,157

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate
of 2.28% versus the three month
USD-LIBOR-BBA maturing October 2022.	Oct-12/2.28	770,000	23,346

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 2.26% versus the three month
USD-LIBOR-BBA maturing
September 2022.	Sep-12/2.26	770,000	24,886

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate
of 2.26% versus the three month
USD-LIBOR-BBA maturing
September 2022.	Sep-12/2.26	770,000	22,091

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (4.0%)* cont.	strike price	amount	Value

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 2.855% versus the three month
USD-LIBOR-BBA maturing
September 2042.	Sep-12/2.855	$1,296,000	$125,738

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate of
2.855% versus the three month
USD-LIBOR-BBA maturing
September 2042.	Sep-12/2.855	1,296,000	81,012

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 2.235% versus the three month
USD-LIBOR-BBA maturing
August 2022.	Aug-12/2.235	770,000	23,246

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate of
2.235% versus the three month
USD-LIBOR-BBA maturing
August 2022.	Aug-12/2.235	770,000	20,590

Option on an interest rate swap
with Credit Suisse International
for the right to receive a fixed rate
of 2.855% versus the three month
USD-LIBOR-BBA maturing
August 2022.	Aug-12/2.855	19,936,300	1,385,174

Option on an interest rate swap
with Credit Suisse International
for the right to pay a fixed rate of
2.855% versus the three month
USD-LIBOR-BBA maturing
August 2022.	Aug-12/2.855	19,936,300	204,068

Option on an interest rate swap
with Barclays Bank PLC for the
right to receive a fixed rate of
3.37% versus the three month
USD-LIBOR-BBA maturing
August 2022.	Aug-12/3.37	6,638,267	736,848

Option on an interest rate swap
with Barclays Bank PLC for the
right to pay a fixed rate of 3.37%
versus the three month USD-
LIBOR-BBA maturing August 2022.	Aug-12/3.37	6,638,267	21,906

Option on an interest rate swap
with Barclays Bank PLC for the
right to receive a fixed rate of
3.52% versus the three month
USD-LIBOR-BBA maturing
July 2022.	Jul-12/3.52	5,531,889	685,456

Option on an interest rate swap
with Barclays Bank PLC for the
right to receive a fixed rate of
3.36% versus the three month
USD-LIBOR-BBA maturing
July 2022.	Jul-12/3.36	5,531,889	609,725

Option on an interest rate swap
with Barclays Bank PLC for the
right to pay a fixed rate of 3.36%
versus the three month USD-
LIBOR-BBA maturing July 2022.	Jul-12/3.36	5,531,889	18,200

Putnam VT Income Fund 13

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (4.0%)* cont.	strike price	amount	Value

Option on an interest rate swap
with Barclays Bank PLC for the
right to pay a fixed rate of 3.52%
versus the three month USD-
LIBOR-BBA maturing July 2022.	Jul-12/3.52	$5,531,889	$13,332

Option on an interest rate swap
with Barclays Bank PLC for the
right to receive a fixed rate of
3.51% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/3.51	2,212,756	272,346

Option on an interest rate swap
with Barclays Bank PLC for the
right to pay a fixed rate of 3.51%
versus the three month USD-
LIBOR-BBA maturing July 2022.	Jul-12/3.51	2,212,756	5,200

Option on an interest rate swap
with Barclays Bank PLC for the
right to receive a fixed rate of
3.5375% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/3.5375	5,531,889	695,082

Option on an interest rate swap
with Barclays Bank PLC for
the right to pay a fixed rate of
3.5375% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/3.5375	5,531,889	12,115

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the right to receive a fixed rate
of 3.54% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/3.54	7,775,852	979,369

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the right to pay a fixed rate
of 3.54% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/3.54	7,775,852	16,563

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the right to receive a fixed rate
of 3.49% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/3.49	5,533,109	672,992

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the right to pay a fixed rate
of 3.49% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/3.49	5,533,109	12,615

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the right to receive a fixed
rate of 1.6714% versus the three
month USD-LIBOR-BBA maturing
July 2022.	Jul-12/1.6714	1,760,000	14,890

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed
rate of 1.6714% versus the three
month USD-LIBOR-BBA maturing
July 2022.	Jul-12/1.6714	1,760,000	14,890

Option on an interest rate swap
with Citibank, N.A. for the right
to receive a fixed rate of 1.6714%
versus the three month USD-
LIBOR-BBA maturing July 2022.	Jul-12/1.6714	1,760,000	14,890

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (4.0%)* cont.	strike price	amount	Value

Option on an interest rate swap
with Credit Suisse International
for the right to receive a fixed
rate of 1.6714% versus the three
month USD-LIBOR-BBA maturing
July 2022.	Jul-12/1.6714	$1,760,000	$14,890

Option on an interest rate swap
with Deutsche Bank AG for the
right to receive a fixed rate of
1.6714% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714	1,760,000	14,890

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 2.215% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/2.215	770,000	21,768

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate of
2.215% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/2.215	770,000	19,034

Option on an interest rate swap
with Citibank, N.A. for the right
to receive a fixed rate of 2.1075%
versus the three month USD-
LIBOR-BBA maturing July 2022.	Jul-12/2.1075	7,935,000	181,870

Option on an interest rate swap
with Credit Suisse International
for the right to receive a fixed
rate of 2.1075% versus the three
month USD-LIBOR-BBA maturing
July 2022.	Jul-12/2.1075	7,935,000	181,870

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 1.683% versus the three month
USD-LIBOR-BBA maturing June 2022.	Jun-12/1.683	1,760,000	13,446

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the right to receive a fixed rate
of 1.683% versus the three month
USD-LIBOR-BBA maturing June 2022.	Jun-12/1.683	1,760,000	13,446

Option on an interest rate swap
with Deutsche Bank AG for the
right to receive a fixed rate of
1.683% versus the three month
USD-LIBOR-BBA maturing June 2022.	Jun-12/1.683	1,760,000	13,446

Option on an interest rate swap
with Bank of America, N.A. for
the right to receive a fixed rate of
1.683% versus the three month
USD-LIBOR-BBA maturing June 2022.	Jun-12/1.683	1,760,000	13,446

Option on an interest rate swap
with Barclays Bank PLC for the
right to receive a fixed rate of
1.683% versus the three month
USD-LIBOR-BBA June 2022.	Jun-12/1.683	1,760,000	13,446

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 2.195% versus the three month
USD-LIBOR-BBA maturing June 2022.	Jun-12/2.195	770,000	20,112

14 Putnam VT Income Fund

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (4.0%)* cont.	strike price	amount	Value

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate of
2.195% versus the three month
USD-LIBOR-BBA maturing June 2022.	Jun-12/2.195	$770,000	$17,348

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 2.055% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/2.055	1,708,000	35,031

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 2.03% versus the three month
USD-LIBOR-BBA maturing June 2022.	Jun-12/2.03	1,708,000	31,017

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 2.005% versus the three month
USD-LIBOR-BBA maturing May 2022.	May-12/2.005	1,708,000	26,850

Option on an interest rate swap
with Citibank, N.A. for the right
to receive a fixed rate of 1.985%
versus the three month USD-
LIBOR-BBA maturing April 2022.	Apr-12/1.985	1,708,000	22,819

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 2.83% versus the three month
USD-LIBOR-BBA maturing June 2042.	Jun-12/2.83	1,296,000	107,477

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate
of 2.83% versus the three month
USD-LIBOR-BBA maturing June 2042.	Jun-12/2.83	1,296,000	61,804

Option on an interest rate swap
with Credit Suisse International
for the right to receive a fixed rate
of 2.122% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/2.122	4,575,000	106,781

Option on an interest rate swap
with Credit Suisse International
for the right to receive a fixed rate
of 2.096% versus the three month
USD-LIBOR-BBA maturing June 2022.	Jun-12/2.096	4,575,000	96,167

Option on an interest rate swap
with Credit Suisse International
for the right to receive a fixed rate
of 2.074% versus the three month
USD-LIBOR-BBA maturing May 2022.	May-12/2.074	4,575,000	85,461

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 2.17% versus the three month
USD-LIBOR-BBA maturing May 2022.	May-12/2.17	770,000	18,195

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate
of 2.17% versus the three month
USD-LIBOR-BBA maturing May 2022.	May-12/2.17	770,000	15,539

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 2.35% versus the three month
USD-LIBOR-BBA maturing April 2022.	Apr-12/2.35	1,637,000	54,070

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (4.0%)* cont.	strike price	amount	Value

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 1.861% versus the three month
USD-LIBOR-BBA maturing April 2022.	Apr-12/1.861	$1,760,000	$16,773

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the right to receive a fixed rate
of 1.861% versus the three month
USD-LIBOR-BBA maturing April 2022.	Apr-12/1.861	1,760,000	16,773

Option on an interest rate swap
with Citibank, N.A. for the right
to receive a fixed rate of 1.861%
versus the three month USD-
LIBOR-BBA maturing April 2022.	Apr-12/1.861	1,760,000	16,773

Option on an interest rate swap
with Deutsche Bank AG for the
right to receive a fixed rate of
1.861% versus the three month
USD-LIBOR-BBA maturing
April 2022.	Apr-12/1.861	1,760,000	16,773

Option on an interest rate swap
with Barclays Bank PLC for the
right to receive a fixed rate of
1.861% versus the three month
USD-LIBOR-BBA April 2022.	Apr-12/1.861	1,760,000	16,773

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 2.15% versus the three month
USD-LIBOR-BBA maturing April 2022.	Apr-12/2.15	770,000	16,301

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate
of 2.15% versus the three month
USD-LIBOR-BBA maturing April 2022.	Apr-12/2.15	770,000	13,614

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 1.998% versus the three month
USD-LIBOR-BBA maturing April 2022.	Apr-12/1.998	7,885,000	109,917

Option on an interest rate swap
with Deutsche Bank AG for the
right to receive a fixed rate of
1.998% versus the three month
USD-LIBOR-BBA maturing April 2022.	Apr-12/1.998	7,885,000	109,917

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed
rate of 1.9275% versus the three
month USD-LIBOR-BBA maturing
April 2022.	Apr-12/1.9275	7,885,000	88,549

Option on an interest rate swap
with Barclays Bank PLC for the
right to receive a fixed rate of
1.9275% versus the three month
USD-LIBOR-BBA maturing April 2022.	Apr-12/1.9275	7,885,000	88,549

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the right to receive a fixed
rate of 1.9275% versus the three
month USD-LIBOR-BBA maturing
April 2022.	Apr-12/1.9275	7,885,000	88,549

Putnam VT Income Fund 15

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (4.0%)* cont.	strike price	amount	Value

Option on an interest rate swap
with Deutsche Bank AG for the
right to receive a fixed rate of
1.9275% versus the three month
USD-LIBOR-BBA maturing April 2022.	Apr-12/1.9275	$7,885,000	$88,549

Option on an interest rate swap
with Citibank, N.A. for the
right to receive a fixed rate of
1.9275% versus the three month
USD-LIBOR-BBA maturing
April 2022.	Apr-12/1.9275	7,885,000	88,549

Option on an interest rate swap
with Credit Suisse International
for the right to receive a fixed
rate of 1.9275% versus the three
month USD-LIBOR-BBA maturing
April 2022.	Apr-12/1.9275	7,885,000	88,549

Option on an interest rate swap
with Barclays Bank PLC for the
right to receive a fixed rate of
1.765% versus the three month
USD-LIBOR-BBA maturing April 2022.	Apr-12/1.765	3,955,000	24,402

Option on an interest rate swap
with Barclays Bank PLC for the
right to receive a fixed rate of
2.015% versus the three month
USD-LIBOR-BBA maturing April 2022.	Apr-12/2.015	1,582,000	22,417

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate of
2.075% versus the three month
USD-LIBOR-BBA maturing March 2022.	Mar-12/2.075	7,459,000	132,770

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 2.075% versus the three month
USD-LIBOR-BBA maturing March 2022.	Mar-12/2.075	7,459,000	118,449

Option on an interest rate swap
with Barclays Bank PLC for
the right to pay a fixed rate of
0.52% versus the three month
USD-LIBOR-BBA maturing
March 2014.	Mar-12/0.52	12,695,000	61,952

Option on an interest rate swap
with Barclays Bank PLC for the
right to receive a fixed rate of
0.52% versus the three month
USD-LIBOR-BBA maturing March 2014.	Mar-12/0.52	12,695,000	2,158

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 1.869% versus the three month
USD-LIBOR-BBA maturing March 2022.	Mar-12/1.869	1,760,000	13,429

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the right to receive a fixed rate
of 1.869% versus the three month
USD-LIBOR-BBA maturing March 2022.	Mar-12/1.869	1,760,000	13,429

Option on an interest rate swap
with Deutsche Bank AG for the
right to receive a fixed rate of
1.869% versus the three month
USD-LIBOR-BBA maturing March 2022.	Mar-12/1.869	1,760,000	13,429

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (4.0%)* cont.	strike price	amount	Value

Option on an interest rate swap
with Bank of America, N.A. for
the right to receive a fixed rate of
1.869% versus the three month
USD-LIBOR-BBA maturing March 2022.	Mar-12/1.869	$1,760,000	$13,429

Option on an interest rate swap
with Barclays Bank PLC for the
right to receive a fixed rate of
1.869% versus the three month
USD-LIBOR-BBA March 2022.	Mar-12/1.869	1,760,000	13,429

Option on an interest rate swap
with Citibank, N.A. for the right
to receive a fixed rate of 1.96%
versus the three month USD-
LIBOR-BBA maturing March 2022.	Mar-12/1.96	1,708,000	17,097

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed
rate of 2.8025% versus the three
month USD-LIBOR-BBA maturing
March 2042.	Mar-12/2.8025	1,296,000	82,050

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate of
2.8025% versus the three month
USD-LIBOR-BBA maturing
March 2042.	Mar-12/2.8025	1,296,000	32,620

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate of
2.0525% versus the three month
USD-LIBOR-BBA maturing
February 2022.	Feb-12/2.0525	7,459,000	107,932

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed
rate of 2.0525% versus the three
month USD-LIBOR-BBA maturing
February 2022.	Feb-12/2.0525	7,459,000	93,387

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate
of 0.62% versus the three month
USD-LIBOR-BBA maturing
February 2014.	Feb-12/0.62	16,976,000	45,496

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 0.62% versus the three month
USD-LIBOR-BBA maturing
February 2014.	Feb-12/0.62	16,976,000	4,414

Option on an interest rate swap
with Deutsche Bank AG for the
right to pay a fixed rate of 0.555%
versus the three month USD-
LIBOR-BBA maturing February 2014.	Feb-12/0.555	12,047,414	44,816

Option on an interest rate swap
with Deutsche Bank AG for the
right to receive a fixed rate of
0.555% versus the three month
USD-LIBOR-BBA maturing
February 2014.	Feb-12/0.555	12,047,414	723

16 Putnam VT Income Fund

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (4.0%)* cont.	strike price	amount	Value

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 2.27% versus the three month
USD-LIBOR-BBA maturing
January 2022.	Jan-12/2.27	$1,637,000	$37,274

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate
of 2.03% versus the three month
USD-LIBOR-BBA maturing
January 2022.	Jan-12/2.03	7,459,000	74,366

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 2.03% versus the three month
USD-LIBOR-BBA maturing
January 2022.	Jan-12/2.03	7,459,000	59,299

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the right to receive a fixed rate
of 1.953% versus the three month
USD-LIBOR-BBA maturing
January 2022.	Jan-12/1.953	7,935,000	25,313

Option on an interest rate swap
with Citibank, N.A. for the right
to receive a fixed rate of 1.9475%
versus the three month USD-
LIBOR-BBA maturing January 2022.	Jan-12/1.9475	7,935,000	24,043

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed
rate of 1.96325% versus the three
month USD-LIBOR-BBA maturing
January 2022.	Jan-12/1.96325	7,935,000	26,106

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed
rate of 2.11875% versus the three
month USD-LIBOR-BBA maturing
July 2022.	Jul-12/2.11875	7,935,000	185,679

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 2.785% versus the three month
USD-LIBOR-BBA maturing
January 2042.	Jan-12/2.785	1,296,000	54,082

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate of
2.785% versus the three month
USD-LIBOR-BBA maturing
January 2042.	Jan-12/2.785	1,296,000	4,925

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 3.60% versus the three month
USD-LIBOR-BBA maturing
January 2042.	Jan-12/3.60	16,356,565	3,459,414

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate
of 4.60% versus the three month
USD-LIBOR-BBA maturing
January 2042.	Jan-12/4.60	16,356,565	16

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (4.0%)* cont.	strike price	amount	Value

Option on an interest rate swap
with Deutsche Bank AG for the
right to pay a fixed rate of 0.545%
versus the three month USD-
LIBOR-BBA maturing January 2014.	Jan-12/0.545	$12,047,414	$43,973

Option on an interest rate swap
with Deutsche Bank AG for the
right to receive a fixed rate of
0.545% versus the three month
USD-LIBOR-BBA maturing
January 2014.	Jan-12/0.545	12,047,414	12

Option on an interest rate swap
with Credit Suisse International
for the right to receive a fixed
rate of 1.9475% versus the three
month USD-LIBOR-BBA maturing
August 2022.	Aug-12/1.9475	12,307,000	215,988

Option on an interest rate swap
with Credit Suisse International
for the right to receive a fixed rate
of 2.169% versus the three month
USD-LIBOR-BBA maturing
September 2022.	Sep-12/2.169	4,575,000	125,904

Option on an interest rate swap
with Credit Suisse International
for the right to receive a fixed rate
of 2.193% versus the three month
USD-LIBOR-BBA maturing
October 2022.	Oct-12/2.193	4,575,000	135,237

Option on an interest rate swap
with Deutsche Bank AG for the
right to receive a fixed rate of
2.13375% versus the three month
USD-LIBOR-BBA maturing
December 2022.	Dec-12/2.13375	4,619,000	130,579

Option on an interest rate swap
with Deutsche Bank AG for the
right to receive a fixed rate of
2.1125% versus the three month
USD-LIBOR-BBA maturing
November 2022.	Nov-12/2.1125	4,619,000	122,912

Option on an interest rate swap
with Bank of America, N.A. for
the right to receive a fixed rate of
2.085% versus the three month
USD-LIBOR-BBA maturing
October 2022.	Oct-12/2.085	4,619,000	114,089

Option on an interest rate swap
with Bank of America, N.A. for
the right to receive a fixed rate of
2.064% versus the three month
USD-LIBOR-BBA maturing
September 2022.	Sep-12/2.064	4,619,000	106,237

Option on an interest rate swap
with Bank of America, N.A. for
the right to receive a fixed rate of
2.042% versus the three month
USD-LIBOR-BBA maturing
August 2022.	Aug-12/2.042	4,619,000	96,999

Option on an interest rate swap
with Credit Suisse International
for the right to receive a fixed rate
of 2.144% versus the three month
USD-LIBOR-BBA maturing
August 2022.	Aug-12/2.144	4,575,000	116,525

Putnam VT Income Fund 17

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (4.0%)* cont.	strike price	amount	Value

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed
rate of 2.3675% versus the three
month USD-LIBOR-BBA maturing
December 2022.	Dec-12/2.3675	$2,196,000	$86,742

Option on an interest rate swap
with Deutsche Bank AG for the
right to receive a fixed rate of
2.27% versus the three month
USD-LIBOR-BBA maturing
December 2022.	Dec-12/2.27	2,196,000	75,916

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed
rate of 2.34375% versus the three
month USD-LIBOR-BBA maturing
November 2022.	Nov-12/2.34375	2,196,000	83,075

Option on an interest rate swap
with Deutsche Bank AG for the
right to receive a fixed rate of
2.2475% versus the three month
USD-LIBOR-BBA maturing
November 2022.	Nov-12/2.2475	2,196,000	72,380

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed
rate of 2.3175% versus the three
month USD-LIBOR-BBA maturing
October 2022.	Oct-12/2.3175	2,196,000	78,836

Option on an interest rate swap
with Deutsche Bank AG for the
right to receive a fixed rate of
2.225% versus the three month
USD-LIBOR-BBA maturing
October 2022.	Oct-12/2.225	2,196,000	68,603

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed
rate of 2.1825% versus the three
month USD-LIBOR-BBA maturing
July 2022.	Jul-12/2.1825	1,637,000	44,101

Total purchased options outstanding (cost $11,154,921)			$15,667,589

MUNICIPAL BONDS AND NOTES (0.4%)*	Principal amount		Value

CA State G.O. Bonds (Build America Bonds),
7 1/2s, 4/1/34		$350,000	$420,298

IL State G.O. Bonds
4.421s, 1/1/15		165,000	171,272
4.071s, 1/1/14		490,000	504,073

North TX, Thruway Auth. Rev. Bonds (Build
America Bonds), 6.718s, 1/1/49		285,000	343,961

OH State U. Rev. Bonds (Build America Bonds),
4.91s, 6/1/40		255,000	288,997

Total municipal bonds and notes (cost $1,547,437)			$1,728,601

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (0.2%)*	Principal amount		Value

Hungary (Republic of) sr. unsec.
unsub. notes 7 5/8s, 2041		$220,000	$198,108

Korea Development Bank sr. unsec.
unsub. notes 4s, 2016		400,000	404,869

Total foreign government and agency bonds and notes (cost $627,966)			$602,977

SENIOR LOANS (—%)* [c]	Principal amount	Value

Caesars Entertainment Operating Co., Inc. bank
term loan FRN Ser. B2, 3 3/8s, 2015	$104,084	$90,256

National Bedding Co., LLC bank term loan FRN
Ser. B, 4 1/8s, 2013	44,310	43,590

SunGard Data Systems, Inc. bank term loan FRN
2.024s, 2014	2,824	2,746

SunGard Data Systems, Inc. bank term loan FRN
Ser. B, 3.997s, 2016	58,505	56,860

Total senior loans (cost $201,586)		$193,452

SHORT-TERM INVESTMENTS (54.4%)*	Principal amount/shares	Value

Federal National Mortgage Association discount
notes with an effective yield of 0.029%,
April 16, 2012 ##	$5,000,000	$4,999,710

Straight-A Funding, LLC commercial paper with an
effective yield of 0.188%, February 21, 2012	2,000,000	1,999,462

Straight-A Funding, LLC commercial paper with an
effective yield of 0.188%, February 10, 2012	5,500,000	5,498,839

Straight-A Funding, LLC commercial paper with an
effective yield of 0.188%, January 30, 2012	4,000,000	3,999,388

U.S. Treasury Bills with effective yields ranging
from 0.088% to 0.124%, May 3, 2012 # ##	6,916,000	6,915,419

U.S. Treasury Bills with effective yields ranging
from 0.055% to 0.111%, July 26, 2012 # ##	41,016,000	41,003,162

U.S. Treasury Bills with effective yields ranging
from 0.104% to 0.107%, December 13, 2012 ##	9,767,000	9,756,950

U.S. Treasury Bills with effective yields ranging
from 0.084% to 0.105%, November 15, 2012 ##	20,172,000	20,156,468

U.S. Treasury Bills with an effective yield
of 0.087%, October 18, 2012 ##	9,210,000	9,203,719

U.S. Treasury Bills with effective yields ranging
from 0.065% to 0.085%, June 28, 2012 # ##	7,527,000	7,524,780

U.S. Treasury Bills with an effective yield
of 0.085%, April 5, 2012 ##	3,000,000	2,999,844

U.S. Treasury Bills with an effective yield
of 0.006%, March 1, 2012 ##	10,000,000	9,999,710

Putnam Money Market Liquidity Fund 0.05% [e]	89,743,229	89,743,229

Total short-term investments (cost $213,786,556)		$213,800,680

Total investments (cost $517,043,745)		$539,151,766

Key to holding’s abbreviations

FRB	Floating Rate Bonds
FRN	Floating Rate Notes
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds
IO	Interest Only
MTN	Medium Term Notes
MTNB	Medium Term Notes Class B
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from January 1, 2011 through December 31, 2011 (the reporting period).

* Percentages are based on net assets of $392,917,259.

† Non-income-producing security.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

## This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.

18 Putnam VT Income Fund

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).

e See Note 6 to the financial statements regarding investments in Putnam Money Market Liquidity Fund. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

F Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities’ valuation inputs.

R Real Estate Investment Trust.

At the close of the reporting period, the fund maintained liquid assets totaling $216,232,852 to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA’s.

The rates shown on FRB and FRN are the current interest rates at the close of the reporting period.

IFB are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rates shown are the current interest rates at the close of the reporting period.

The dates shown on debt obligations are the original maturity dates.

FUTURES CONTRACTS				Unrealized
OUTSTANDING	Number of		Expiration	appreciation/
at 12/31/11	contracts	Value	date	(depreciation)

U.S. Treasury Bond 30 yr
(Long)	89	$12,888,313	Mar-12	$187,331

U.S. Treasury Bond 30 yr
Ultra (Long)	116	18,581,750	Mar-12	215,467

U.S. Treasury Bond 30 yr
(Short)	5	724,063	Mar-12	(8,924)

U.S. Treasury Bond 30 yr
Ultra (Short)	2	320,375	Mar-12	(2,113)

U.S. Treasury Note 2 yr
(Long)	2	441,094	Mar-12	152

U.S. Treasury Note 5 yr
(Long)	38	4,683,797	Mar-12	26,647

U.S. Treasury Note 10 yr
(Long)	523	68,578,375	Mar-12	689,472

U.S. Treasury Note 10 yr
(Short)	16	2,098,000	Mar-12	(20,905)

Total				$1,087,127

TBA SALE COMMITMENTS OUTSTANDING
at 12/31/11 (proceeds receivable	Principal	Settlement
$4,081,719)	amount	date	Value

Federal National Mortgage Association
3 1/2s, December 1, 2041	$4,000,000	12/12/11	$4,117,500

Total			$4,117,500

WRITTEN OPTIONS OUTSTANDING
at 12/31/11 (premiums received	Contract	Expiration date/
$31,946,766)	amount	strike price	Value

Option on an interest rate swap with
Bank of America, N.A. for the obligation
to receive a fixed rate of 4.72% versus
the three month USD-LIBOR-BBA
maturing January 2022.	$22,561,920	Jan-12/4.72	$23

WRITTEN OPTIONS OUTSTANDING
at 12/31/11 (premiums received	Contract	Expiration date/
$31,946,766) cont.	amount	strike price	Value

Option on an interest rate swap
with Goldman Sachs International
for the obligation to pay a fixed rate
of 2.111% versus the three month
USD-LIBOR-BBA maturing April 2022.	$1,249,000	Apr-12/2.111	$24,156

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed rate
of 2.111% versus the three month
USD-LIBOR-BBA maturing April 2022.	1,249,000	Apr-12/2.111	24,156

Option on an interest rate swap with
Citibank, N.A. for the obligation to pay
a fixed rate of 2.111% versus the three
month USD-LIBOR-BBA maturing
April 2022.	1,249,000	Apr-12/2.111	24,156

Option on an interest rate swap with
Deutsche Bank AG for the obligation
to pay a fixed rate of 2.111% versus
the three month USD-LIBOR-BBA
maturing April 2022.	1,249,000	Apr-12/2.111	24,156

Option on an interest rate swap with
Barclays Bank for the obligation to pay
a fixed rate of 2.111% versus the three
month USD-LIBOR-BBA maturing
April 2022.	1,249,000	Apr-12/2.111	24,156

Option on an interest rate swap
with Goldman Sachs International
for the obligation to pay a fixed rate
of 2.4275% versus the three month
USD-LIBOR-BBA maturing April 2022.	6,308,000	Apr-12/2.4275	237,307

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to pay a fixed rate of 2.4275% versus
the three month USD-LIBOR-BBA
maturing April 2022.	6,308,000	Apr-12/2.4275	237,307

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed rate
of 2.4275% versus the three month
USD-LIBOR-BBA maturing April 2022.	6,308,000	Apr-12/2.4275	237,307

Option on an interest rate swap with
Citibank, N.A. for the obligation to pay
a fixed rate of 2.4275% versus the three
month USD-LIBOR-BBA maturing
April 2022.	6,308,000	Apr-12/2.4275	237,307

Option on an interest rate swap with
Deutsche Bank AG for the obligation
to pay a fixed rate of 2.4275% versus
the three month USD-LIBOR-BBA
maturing April 2022.	6,308,000	Apr-12/2.4275	237,307

Option on an interest rate swap
with Credit Suisse International for
the obligation to pay a fixed rate of
2.4275% versus the three month
USD-LIBOR-BBA maturing April 2022.	6,308,000	Apr-12/2.4275	237,307

Option on an interest rate swap with
Deutsche Bank AG for the obligation
to pay a fixed rate of 2.498% versus
the three month USD-LIBOR-BBA
maturing April 2022.	6,308,000	Apr-12/2.498	268,847

Option on an interest rate swap
with Goldman Sachs International
for the obligation to pay a fixed rate
of 2.498% versus the three month
USD-LIBOR-BBA maturing April 2022.	6,308,000	Apr-12/2.498	268,847

Putnam VT Income Fund 19

WRITTEN OPTIONS OUTSTANDING
at 12/31/11 (premiums received	Contract	Expiration date/
$31,946,766) cont.	amount	strike price	Value

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to receive a fixed rate of 4.20% versus
the three month USD-LIBOR-BBA
maturing August 2024.	$2,181,838	Aug-14/4.20	$45,164

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to pay a fixed rate of 4.20% versus
the three month USD-LIBOR-BBA
maturing August 2024.	2,181,838	Aug-14/4.20	329,628

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed
rate of 4.375% versus the three
month USD-LIBOR-BBA maturing
August 2045.	9,187,600	Aug-15/4.375	497,178

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed
rate of 4.375% versus the three
month USD-LIBOR-BBA maturing
August 2045.	9,187,600	Aug-15/4.375	3,190,752

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed
rate of 4.46% versus the three
month USD-LIBOR-BBA maturing
August 2045.	9,187,600	Aug-15/4.46	468,347

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed
rate of 4.46% versus the three
month USD-LIBOR-BBA maturing
August 2045.	9,187,600	Aug-15/4.46	3,321,097

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to receive a fixed rate of 3.625% versus
the three month USD-LIBOR-BBA
maturing August 2026.	10,186,838	Aug-16/3.625	561,020

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to pay a fixed rate of 3.625% versus
the three month USD-LIBOR-BBA
maturing August 2026.	10,186,838	Aug-16/3.625	1,039,424

Option on an interest rate swap with
Bank of America, N.A. for the obligation
to receive a fixed rate of 4.28% versus
the three month USD-LIBOR-BBA
maturing August 2026.	19,380,070	Aug-16/4.28	761,792

Option on an interest rate swap with
Bank of America, N.A. for the obligation
to pay a fixed rate of 4.28% versus
the three month USD-LIBOR-BBA
maturing August 2026.	19,380,070	Aug-16/4.28	2,735,962

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to receive a fixed rate of 4.68% versus
the three month USD-LIBOR-BBA
maturing August 2026.	3,530,993	Aug-16/4.68	114,012

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to pay a fixed rate of 4.68% versus
the three month USD-LIBOR-BBA
maturing August 2026.	3,530,993	Aug-16/4.68	586,336

WRITTEN OPTIONS OUTSTANDING
at 12/31/11 (premiums received	Contract	Expiration date/
$31,946,766) cont.	amount	strike price	Value

Option on an interest rate swap with
Bank of America, N.A. for the obligation
to receive a fixed rate of 5.35% versus
the three month USD-LIBOR-BBA
maturing August 2026.	$2,055,246	Aug-16/5.35	$48,728

Option on an interest rate swap with
Bank of America, N.A. for the obligation
to pay a fixed rate of 4.35% versus
the three month USD-LIBOR-BBA
maturing August 2026.	2,055,246	Aug-16/4.35	299,273

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed
rate of 5.27% versus the three
month USD-LIBOR-BBA maturing
February 2025.	11,318,460	Feb-15/5.27	155,595

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed
rate of 5.27% versus the three
month USD-LIBOR-BBA maturing
February 2025.	11,318,460	Feb-15/5.27	2,610,727

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to receive a fixed rate of 5.36% versus
the three month USD-LIBOR-BBA
maturing February 2025.	4,173,720	Feb-15/5.36	57,180

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to pay a fixed rate of 5.36% versus
the three month USD-LIBOR-BBA
maturing February 2025.	4,173,720	Feb-15/5.36	964,626

Option on an interest rate swap with
Citibank, N.A. for the obligation to pay
a fixed rate of 2.4475% versus the three
month USD-LIBOR-BBA maturing
January 2022.	5,396,000	Jan-12/2.4475	200,246

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed
rate of 2.453% versus the three
month USD-LIBOR-BBA maturing
January 2022.	5,396,000	Jan-12/2.453	202,944

Option on an interest rate swap
with Goldman Sachs International
for the obligation to pay a fixed
rate of 2.46325% versus the three
month USD-LIBOR-BBA maturing
January 2022.	5,396,000	Jan-12/2.46325	207,746

Option on an interest rate swap with
Bank of America, N.A. for the obligation
to pay a fixed rate of 4.72% versus
the three month USD-LIBOR-BBA
maturing January 2022.	22,561,920	Jan-12/4.72	5,555,422

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed
rate of 4.80% versus the three
month USD-LIBOR-BBA maturing
January 2022.	37,603,200	Jan-12/4.80	38

20 Putnam VT Income Fund

WRITTEN OPTIONS OUTSTANDING
at 12/31/11 (premiums received	Contract	Expiration date/
$31,946,766) cont.	amount	strike price	Value

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed
rate of 4.80% versus the three
month USD-LIBOR-BBA maturing
January 2022.	$37,603,200	Jan-12/4.80	$9,543,687

Option on an interest rate swap
with Credit Suisse International for
the obligation to pay a fixed rate
of 2.1714% versus the three month
USD-LIBOR-BBA maturing July 2022.	845,000	Jul-12/2.1714	22,088

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed rate
of 2.1714% versus the three month
USD-LIBOR-BBA maturing July 2022.	845,000	Jul-12/2.1714	22,088

Option on an interest rate swap
with Goldman Sachs International
for the obligation to pay a fixed rate
of 2.1714 versus the three month
USD-LIBOR-BBA maturing July 2022.	845,000	Jul-12/2.1714	22,088

Option on an interest rate swap with
Citibank, N.A. for the obligation to pay
a fixed rate of 2.1714% versus the three
month USD-LIBOR-BBA maturing
July 2022.	845,000	Jul-12/2.1714	22,088

Option on an interest rate swap with
Deutsche Bank AG for the obligation
to pay a fixed rate of 2.1714% versus
the three month USD-LIBOR-BBA
maturing July 2022.	845,000	Jul-12/2.1714	22,088

Option on an interest rate swap
with Credit Suisse International for
the obligation to pay a fixed rate
of 2.372% versus the three month
USD-LIBOR-BBA maturing July 2022.	3,520,000	Jul-12/2.372	128,550

Option on an interest rate swap
with Credit Suisse International
for the obligation to pay a fixed
rate of 2.394% versus the three
month USD-LIBOR-BBA maturing
August 2022.	3,520,000	Aug-12/2.394	135,978

Option on an interest rate swap
with Credit Suisse International for
the obligation to pay a fixed rate
of 2.346% versus the three month
USD-LIBOR-BBA maturing June 2022.	3,520,000	Jun-12/2.346	120,419

Option on an interest rate swap with
Citibank, N.A. for the obligation to pay
a fixed rate of 2.6075% versus the three
month USD-LIBOR-BBA maturing
July 2022.	6,555,000	Jul-12/2.6075	338,500

Option on an interest rate swap
with Credit Suisse International for
the obligation to pay a fixed rate of
2.6075% versus the three month
USD-LIBOR-BBA maturing July 2022.	6,555,000	Jul-12/2.6075	338,500

Option on an interest rate swap with
Goldman Sachs International for
the obligation to pay a fixed rate of
2.61875% versus the three month
USD-LIBOR-BBA maturing July 2022.	6,555,000	Jul-12/2.61875	343,416

WRITTEN OPTIONS OUTSTANDING
at 12/31/11 (premiums received	Contract	Expiration date/
$31,946,766) cont.	amount	strike price	Value

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to receive a fixed rate of 4.19% versus
the three month USD-LIBOR-BBA
maturing July 2024.	$1,818,198	Jul-14/4.19	$37,637

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to pay a fixed rate of 4.19% versus
the three month USD-LIBOR-BBA
maturing July 2024.	1,818,198	Jul-14/4.19	273,768

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
obligation to receive a fixed rate
of 4.29% versus the three month
USD-LIBOR-BBA maturing July 2024.	1,818,599	Jul-14/4.29	34,184

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed rate
of 4.29% versus the three month
USD-LIBOR-BBA maturing July 2024.	1,818,599	Jul-14/4.29	294,073

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to receive a fixed rate of 4.34% versus
the three month USD-LIBOR-BBA
maturing July 2024.	727,279	Jul-14/4.34	13,673

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to pay a fixed rate of 4.34% versus
the three month USD-LIBOR-BBA
maturing July 2024.	727,279	Jul-14/4.34	117,423

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to receive a fixed rate of 4.35% versus
the three month USD-LIBOR-BBA
maturing July 2024.	1,818,198	Jul-14/4.35	33,818

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to pay a fixed rate of 4.35% versus
the three month USD-LIBOR-BBA
maturing July 2024.	1,818,198	Jul-14/4.35	294,908

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
obligation to receive a fixed rate
of 4.36% versus the three month
USD-LIBOR-BBA maturing July 2024.	2,555,734	Jul-14/4.36	45,865

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed rate
of 4.36% versus the three month
USD-LIBOR-BBA maturing July 2024.	2,555,734	Jul-14/4.36	426,521

Option on an interest rate swap with
Barclays Bank PLC for the obligation to
receive a fixed rate of 4.3725% versus
the three month USD-LIBOR-BBA
maturing July 2024.	1,818,202	Jul-14/4.3725	33,273

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to pay a fixed rate of 4.3725% versus
the three month USD-LIBOR-BBA
maturing July 2024.	1,818,202	Jul-14/4.3725	298,502

Putnam VT Income Fund 21

WRITTEN OPTIONS OUTSTANDING
at 12/31/11 (premiums received	Contract	Expiration date/
$31,946,766) cont.	amount	strike price	Value

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to receive a fixed rate of 4.67% versus
the three month USD-LIBOR-BBA
maturing July 2026.	$2,942,494	Jul-16/4.67	$95,431

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to pay a fixed rate of 4.67% versus
the three month USD-LIBOR-BBA
maturing July 2026.	2,942,494	Jul-16/4.67	486,850

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
obligation to receive a fixed rate
of 4.74% versus the three month
USD-LIBOR-BBA maturing July 2026.	2,943,143	Jul-16/4.74	91,602

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed rate
of 4.74% versus the three month
USD-LIBOR-BBA maturing July 2026.	2,943,143	Jul-16/4.74	514,547

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
obligation to receive a fixed rate
of 4.79% versus the three month
USD-LIBOR-BBA maturing July 2026.	4,136,091	Jul-16/4.79	125,952

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed rate
of 4.79% versus the three month
USD-LIBOR-BBA maturing July 2026.	4,136,091	Jul-16/4.79	736,539

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to receive a fixed rate of 4.80% versus
the three month USD-LIBOR-BBA
maturing July 2026.	1,176,998	Jul-16/4.80	35,781

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to pay a fixed rate of 4.80% versus
the three month USD-LIBOR-BBA
maturing July 2026.	1,176,998	Jul-16/4.80	205,007

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to receive a fixed rate of 4.80% versus
the three month USD-LIBOR-BBA
maturing August 2026.	2,942,494	Jul-16/4.80	89,628

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to pay a fixed rate of 4.80% versus
the three month USD-LIBOR-BBA
maturing August 2026.	2,942,494	Jul-16/4.80	512,571

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to receive a fixed rate of 4.815% versus
the three month USD-LIBOR-BBA
maturing July 2026.	2,942,494	Jul-16/4.815	88,649

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to pay a fixed rate of 4.815% versus
the three month USD-LIBOR-BBA
maturing July 2026.	2,942,494	Jul-16/4.815	515,548

WRITTEN OPTIONS OUTSTANDING
at 12/31/11 (premiums received	Contract	Expiration date/
$31,946,766) cont.	amount	strike price	Value

Option on an interest rate swap
with Goldman Sachs International
for the obligation to pay a fixed rate
of 2.183% versus the three month
USD-LIBOR-BBA maturing June 2022.	$827,000	Jun-12/2.183	$21,246

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed rate
of 2.183% versus the three month
USD-LIBOR-BBA maturing June 2022.	827,000	Jun-12/2.183	21,246

Option on an interest rate swap with
Deutsche Bank AG for the obligation
to pay a fixed rate of 2.183% versus
the three month USD-LIBOR-BBA
maturing June 2022.	827,000	Jun-12/2.183	21,246

Option on an interest rate swap with
Bank of America, N.A. for the obligation
to pay a fixed rate of 2.183% versus
the three month USD-LIBOR-BBA
maturing June 2022.	827,000	Jun-12/2.183	21,246

Option on an interest rate swap with
Barclays Bank for the obligation to pay
a fixed rate of 2.183% versus the three
month USD-LIBOR-BBA maturing
June 2022.	827,000	Jun-12/2.183	21,246

Option on an interest rate swap with
Citibank, N.A. for the obligation to pay
a fixed rate of 4.12% versus the three
month USD-LIBOR-BBA maturing
June 2021.	9,816,169	Jun-16/4.12	772,837

Option on an interest rate swap with
Citibank, N.A. for the obligation to
receive a fixed rate of 5.12% versus
the three month USD-LIBOR-BBA
maturing June 2021.	9,816,169	Jun-16/5.12	135,336

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to pay a fixed rate of 4.39% versus
the three month USD-LIBOR-BBA
maturing June 2021.	9,659,361	Jun-16/4.39	853,173

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to receive a fixed rate of 4.89% versus
the three month USD-LIBOR-BBA
maturing June 2021.	9,659,361	Jun-16/4.89	146,301

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
obligation to receive a fixed rate
of 4.575% versus the three month
USD-LIBOR-BBA maturing June 2021.	9,598,032	Jun-16/4.575	166,065

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed rate
of 4.575% versus the three month
USD-LIBOR-BBA maturing June 2021.	9,598,032	Jun-16/4.575	930,424

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
obligation to receive a fixed rate
of 4.815% versus the three month
USD-LIBOR-BBA maturing June 2026.	2,431,240	Jun-16/4.815	70,868

22 Putnam VT Income Fund

WRITTEN OPTIONS OUTSTANDING
at 12/31/11 (premiums received	Contract	Expiration date/
$31,946,766) cont.	amount	strike price	Value

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed rate
of 4.815% versus the three month
USD-LIBOR-BBA maturing June 2026.	$2,431,240	Jun-16/4.815	$439,921

Option on an interest rate swap with
Citibank, N.A. for the obligation to pay
a fixed rate of 4.86% versus the three
month USD-LIBOR-BBA maturing
June 2026.	3,966,685	Jun-16/4.86	709,057

Option on an interest rate swap with
Citibank, N.A. for the obligation to
receive a fixed rate of 5.86% versus
the three month USD-LIBOR-BBA
maturing June 2026.	3,966,685	Jun-16/5.86	72,840

Option on an interest rate swap
with Goldman Sachs International
for the obligation to pay a fixed
rate of 2.119% versus the three
month USD-LIBOR-BBA maturing
March 2022.	1,214,000	Mar-12/2.119	21,354

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed
rate of 2.119% versus the three
month USD-LIBOR-BBA maturing
March 2022.	1,214,000	Mar-12/2.119	21,354

Option on an interest rate swap with
Deutsche Bank AG for the obligation
to pay a fixed rate of 2.119% versus
the three month USD-LIBOR-BBA
maturing March 2022.	1,214,000	Mar-12/2.119	21,354

Option on an interest rate swap with
Bank of America, N.A. for the obligation
to pay a fixed rate of 2.119% versus
the three month USD-LIBOR-BBA
maturing March 2022.	1,214,000	Mar-12/2.119	21,354

Option on an interest rate swap with
Barclays Bank for the obligation to pay
a fixed rate of 2.119% versus the three
month USD-LIBOR-BBA maturing
March 2022.	1,214,000	Mar-12/2.119	21,354

Option on an interest rate swap
with Credit Suisse International for
the obligation to pay a fixed rate
of 2.324% versus the three month
USD-LIBOR-BBA maturing May 2022.	3,520,000	May-12/2.324	112,288

Option on an interest rate swap
with Credit Suisse International
for the obligation to pay a fixed
rate of 2.443% versus the three
month USD-LIBOR-BBA maturing
October 2022.	3,520,000	Oct-12/2.443	150,234

Option on an interest rate swap
with Credit Suisse International
for the obligation to pay a fixed
rate of 2.419% versus the three
month USD-LIBOR-BBA maturing
September 2022.	3,520,000	Sep-12/2.419	143,088

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed rate
of 5.51% versus the three month
USD-LIBOR-BBA maturing May 2022.	9,347,000	May-12/5.51	2,891,868

WRITTEN OPTIONS OUTSTANDING
at 12/31/11 (premiums received	Contract	Expiration date/
$31,946,766) cont.	amount	strike price	Value

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed
rate of 5.51% versus the three month
USD-LIBOR-BBA maturing May 2022.	$9,347,000	May-12/5.51	$47

Option on an interest rate swap with
Citibank, N.A. for the obligation to pay
a fixed rate of 2.5625% versus the three
month USD-LIBOR-BBA maturing
October 2021.	3,955,000	Oct-16/2.5625	123,910

Option on an interest rate swap with
Deutsche Bank AG for the obligation
to pay a fixed rate of 2.7975% versus
the three month USD-LIBOR-BBA
maturing October 2021.	1,582,000	Oct-16/2.7975	58,139

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed
rate of 4.04% versus the three
month USD-LIBOR-BBA maturing
September 2025.	10,050,600	Sep-15/4.04	355,510

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed
rate of 4.04% versus the three
month USD-LIBOR-BBA maturing
September 2025.	10,050,600	Sep-15/4.04	1,334,338

Option on an interest rate swap
with Goldman Sachs International
for the obligation to receive a fixed
rate of 3.49% versus the three
month USD-LIBOR-BBA maturing
September 2026.	3,766,571	Sep-16/3.49	224,190

Option on an interest rate swap
with Goldman Sachs International
for the obligation to pay a fixed
rate of 3.49% versus the three
month USD-LIBOR-BBA maturing
September 2026.	3,766,571	Sep-16/3.49	356,879

Option on an interest rate swap
with Goldman Sachs International
for the obligation to pay a fixed rate
of 2.60% versus the three month
USD-LIBOR-BBA maturing April 2022.	1,280,000	Apr-12/2.60	64,448

Option on an interest rate swap
with Credit Suisse International
for the obligation to pay a fixed
rate of 2.4475% versus the three
month USD-LIBOR-BBA maturing
August 2022.	8,488,000	Aug-12/2.4475	356,326

Option on an interest rate swap
with Goldman Sachs International
for the obligation to pay a fixed
rate of 2.52% versus the three
month USD-LIBOR-BBA maturing
January 2022.	1,223,000	Jan-12/2.52	53,090

Option on an interest rate swap with
Goldman Sachs International for
the obligation to pay a fixed rate of
2.6825% versus the three month
USD-LIBOR-BBA maturing July 2022.	930,000	Jul-12/2.6825	53,029

Total			$53,284,022

Putnam VT Income Fund 23

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/11

	Upfront				Unrealized
Swap counterparty/	premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
$6,423,000	$(131,832)	12/19/21	3 month USD-LIBOR-BBA	2.355%	$63,832

17,810,000	1,151,417	8/8/21	4.7%	3 month	(3,467,664)
				USD-LIBOR-BBA

13,262,000	854,073	8/17/21	4.55%	3 month	(2,389,602)
				USD-LIBOR-BBA

16,061,000	1,036,738	8/19/21	4.475%	3 month	(2,776,984)
				USD-LIBOR-BBA

29,879,400	95,857	7/8/26	3.76%	3 month	(5,658,557)
				USD-LIBOR-BBA

2,935,000	—	10/14/26	3 month USD-LIBOR-BBA	2.74%	149,482

10,801,000	—	12/15/21	3 month USD-LIBOR-BBA	2.192%	169,967

38,187,000	—	12/15/13	0.677%	3 month	32,347
				USD-LIBOR-BBA

160,000	—	12/20/21	3 month USD-LIBOR-BBA	2.056%	448

946,000	—	1/3/22	2.0875%	3 month	(4,456)
				USD-LIBOR-BBA

Barclays Bank PLC
9,454,705	85,565	9/8/16	2.065%	3 month	(361,957)
				USD-LIBOR-BBA

2,335,000	—	12/22/21	2.056%	3 month	(6,201)
				USD-LIBOR-BBA

12,407,000	—	12/29/13	3 month USD-LIBOR-BBA	0.77875%	12,721

850,000	—	12/29/21	3 month USD-LIBOR-BBA	2.193%	12,702

946,000	—	1/3/22	2.087%	3 month	(4,408)
				USD-LIBOR-BBA

1,182,000	—	1/3/22	2.055%	3 month	(2,021)
				USD-LIBOR-BBA

6,423,000	(46,888)	12/19/16	3 month USD-LIBOR-BBA	1.3525%	(4,503)

62,993,100	(115,631)	6/17/16	3 month USD-LIBOR-BBA	1.93%	2,139,611

16,889,000	—	9/30/16	3 month USD-LIBOR-BBA	1.25625%	114,733

6,386,000	(11,176)	1/3/14	0.6075%	3 month	4,087
				USD-LIBOR-BBA

1,025,000 E	—	4/11/22	2.265%	3 month	(14,883)
				USD-LIBOR-BBA

18,376,928	90,047	10/11/16	1.97%	3 month	(649,384)
				USD-LIBOR-BBA

1,451,000 E	—	4/12/22	3 month USD-LIBOR-BBA	2.4275%	42,587

13,644,000	—	7/13/20	3 month USD-LIBOR-BBA	2.93%	1,339,704

17,293,400	(22,837)	3/30/31	4.17%	3 month	(4,740,108)
				USD-LIBOR-BBA

4,360,000	—	11/14/16	3 month USD-LIBOR-BBA	1.309%	27,404

3,780,000	(15,498)	8/8/16	3 month USD-LIBOR-BBA	2.065%	169,330

4,070,000	(23,301)	9/8/16	3 month USD-LIBOR-BBA	2.14%	184,305

1,406,000	—	12/7/41	2.717%	3 month	(36,121)
				USD-LIBOR-BBA

12,568,000	—	12/8/13	3 month USD-LIBOR-BBA	0.694%	(5,594)

46,771,000	—	12/8/41	3 month USD-LIBOR-BBA	2.76%	1,626,454

5,524,000	—	12/8/13	3 month USD-LIBOR-BBA	0.693%	(2,573)

52,418,000	—	12/9/13	3 month USD-LIBOR-BBA	0.6685%	(50,136)

24 Putnam VT Income Fund

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/11 cont.

	Upfront				Unrealized
Swap counterparty/	premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Barclays Bank PLC cont.
$27,217,000	$—	12/12/13	0.63375%	3 month	$45,330
				USD-LIBOR-BBA

1,939,000	—	12/12/41	2.752%	3 month	(63,662)
				USD-LIBOR-BBA

6,102,000	—	12/12/21	3 month USD-LIBOR-BBA	2.17%	84,789

10,591,000	—	12/13/13	0.64375%	3 month	15,612
				USD-LIBOR-BBA

2,020,000	—	12/13/21	2.128%	3 month	(20,136)
				USD-LIBOR-BBA

7,222,000	—	12/14/13	3 month USD-LIBOR-BBA	0.65%	(9,929)

1,672,000	—	12/14/21	2.165%	3 month	(22,255)
				USD-LIBOR-BBA

984,000	—	12/14/41	2.763%	3 month	(34,482)
				USD-LIBOR-BBA

50,636,000	—	12/16/21	3 month USD-LIBOR-BBA	2.1005%	364,504

15,427,000	—	12/16/13	3 month USD-LIBOR-BBA	0.72375%	862

1,514,000	—	12/16/41	2.675%	3 month	(24,463)
				USD-LIBOR-BBA

160,000	—	12/20/21	3 month USD-LIBOR-BBA	2.056%	448

78,000	—	12/21/21	3 month USD-LIBOR-BBA	2.0245%	(14)

7,508,000	—	12/21/13	3 month USD-LIBOR-BBA	0.735%	1,509

5,631,000	—	12/21/21	3 month USD-LIBOR-BBA	2.01375%	(6,666)

4,330,000	—	12/22/13	0.7375%	3 month	(1,066)
				USD-LIBOR-BBA

Citibank, N.A.
23,565,600	(7,456)	6/28/19	3 month USD-LIBOR-BBA	3.04%	2,212,414

59,790,700	(589,058)	9/26/20	3 month USD-LIBOR-BBA	1.96%	47,621

67,039,000	—	9/30/18	1.73625%	3 month	(891,396)
				USD-LIBOR-BBA

5,948,757	(284,945)	12/13/41	3 month USD-LIBOR-BBA	4.045%	1,547,489

40,176,000	—	10/3/20	2.04%	3 month	(642,671)
				USD-LIBOR-BBA

2,466,000	—	10/3/41	2.804%	3 month	(119,833)
				USD-LIBOR-BBA

581,000 E	—	10/7/21	3 month USD-LIBOR-BBA	3.0625%	4,433

843,000	—	8/4/16	3 month USD-LIBOR-BBA	1.54375%	19,849

11,952,000	751,781	7/26/21	4.5475%	3 month	(2,190,650)
				USD-LIBOR-BBA

23,904,000	1,504,159	7/26/21	4.52%	3 month	(4,319,547)
				USD-LIBOR-BBA

1,451,000 E	—	4/12/22	3 month USD-LIBOR-BBA	2.4275%	42,587

26,524,000	1,709,472	8/17/21	4.49%	3 month	(4,630,051)
				USD-LIBOR-BBA

30,211,000	—	12/15/13	3 month USD-LIBOR-BBA	0.681%	(23,120)

34,232,000	—	12/19/21	3 month USD-LIBOR-BBA	2.0805%	174,980

127,000	—	12/21/21	3 month USD-LIBOR-BBA	2.0245%	(23)

946,000	—	1/3/22	2.0875%	3 month	(4,456)
				USD-LIBOR-BBA

111,158,300	(30,098)	6/28/14	1.81%	3 month	(2,921,002)
				USD-LIBOR-BBA

Credit Suisse International
49,000	—	12/21/21	3 month USD-LIBOR-BBA	2.0245%	(9)

46,349,000	—	12/23/13	3 month USD-LIBOR-BBA	0.73125%	5,084

10,464,000	—	12/23/21	2.07875%	3 month	(49,067)
				USD-LIBOR-BBA

Putnam VT Income Fund 25

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/11 cont.

	Upfront				Unrealized
Swap counterparty/	premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Credit Suisse International cont.
$2,549,000	$—	12/23/41	3 month USD-LIBOR-BBA	2.66125%	$32,573

1,825,000	—	12/28/21	3 month USD-LIBOR-BBA	2.129%	16,359

946,000	—	1/3/22	2.087%	3 month	(4,408)
				USD-LIBOR-BBA

56,246,400	—	10/3/20	2.055%	3 month	(970,985)
				USD-LIBOR-BBA

64,885,500	(86,479)	3/14/16	3 month USD-LIBOR-BBA	2.35%	3,784,783

1,451,000 E	—	4/12/22	3 month USD-LIBOR-BBA	2.4275%	42,587

74,928,800	(15,330)	2/24/15	2.04%	3 month	(3,278,966)
				USD-LIBOR-BBA

2,284,000	—	11/8/16	3 month USD-LIBOR-BBA	1.239%	7,235

5,171,144	239,424	11/10/41	3.51625%	3 month	(785,030)
				USD-LIBOR-BBA

12,161,200	589,210	11/16/41	3.425%	3 month	(1,577,828)
				USD-LIBOR-BBA

207,000	—	8/18/41	3.3688%	3 month	(35,983)
				USD-LIBOR-BBA

303,000	—	8/24/41	3.0775%	3 month	(33,580)
				USD-LIBOR-BBA

730,000 E	—	8/17/22	3 month USD-LIBOR-BBA	2.4475%	16,629

5,919,300	—	8/31/41	3 month USD-LIBOR-BBA	3.264%	895,798

2,217,000	—	9/14/41	2.944%	3 month	(179,108)
				USD-LIBOR-BBA

2,544,000	—	12/5/41	3 month USD-LIBOR-BBA	2.81%	116,093

2,575,000	—	12/5/41	3 month USD-LIBOR-BBA	2.795%	109,291

1,414,000	—	12/8/41	3 month USD-LIBOR-BBA	2.7875%	57,454

10,720,000	—	12/13/13	0.6425%	3 month	16,130
				USD-LIBOR-BBA

12,999,000	—	12/15/13	3 month USD-LIBOR-BBA	0.675%	(11,542)

24,656,000	—	12/16/21	3 month USD-LIBOR-BBA	2.0895%	152,225

Deutsche Bank AG
7,656,000	—	9/27/18	3 month USD-LIBOR-BBA	1.515%	(10,856)

3,619,638	(180,077)	12/23/41	3 month USD-LIBOR-BBA	4.0625%	945,232

294,000 E	—	10/7/21	3 month USD-LIBOR-BBA	3.0475%	2,049

1,451,000 E	—	4/12/22	3 month USD-LIBOR-BBA	2.4275%	42,587

1,178,000 E	—	4/13/22	3 month USD-LIBOR-BBA	2.498%	42,114

58,349,000	10,287	12/31/14	1.91%	3 month	(1,863,934)
				USD-LIBOR-BBA

2,178,700	—	8/17/18	1.84%	3 month	(50,430)
				USD-LIBOR-BBA

15,132,000	—	12/2/21	2.2315%	3 month	(307,132)
				USD-LIBOR-BBA

2,402,000	—	12/13/21	2.111%	3 month	(20,176)
				USD-LIBOR-BBA

22,028,000	—	12/14/41	3 month USD-LIBOR-BBA	2.7575%	746,097

55,678,000	—	12/14/13	3 month USD-LIBOR-BBA	0.6655%	(59,436)

2,124,000	—	12/15/41	2.7825%	3 month	(83,109)
				USD-LIBOR-BBA

2,236,000	—	12/15/21	2.10%	3 month	(16,178)
				USD-LIBOR-BBA

160,000	—	12/20/21	3 month USD-LIBOR-BBA	2.056%	448

7,505,000	—	12/21/13	3 month USD-LIBOR-BBA	0.735%	1,508

17,542,000	—	12/21/16	3 month USD-LIBOR-BBA	1.257%	32,206

2,498,000	—	12/21/16	1.246%	3 month	(3,230)
				USD-LIBOR-BBA

26 Putnam VT Income Fund

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/11 cont.

	Upfront				Unrealized
Swap counterparty/	premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Deutsche Bank AG cont.
$127,000	$—	12/21/21	3 month USD-LIBOR-BBA	2.0245%	$(23)

22,947,000	—	1/3/14	0.773%	3 month	(20,423)
				USD-LIBOR-BBA

Goldman Sachs International
160,000	—	12/20/21	3 month USD-LIBOR-BBA	2.056%	448

127,000	—	12/21/21	3 month USD-LIBOR-BBA	2.0245%	(23)

9,579,000	(23,289)	11/17/14	0.715%	3 month	(1,276)
				USD-LIBOR-BBA

9,579,000	(29,216)	12/19/14	0.745%	3 month	(7,916)
				USD-LIBOR-BBA

12,695,000	(22,216)	12/21/13	0.53%	3 month	26,990
				USD-LIBOR-BBA

12,695,000	(22,216)	12/23/13	0.476%	3 month	40,713
				USD-LIBOR-BBA

572,000	—	7/1/14	1.105%	3 month	(7,490)
				USD-LIBOR-BBA

6,347,000	(11,028)	1/4/14	0.61%	3 month	3,951
				USD-LIBOR-BBA

3,337,000	—	10/7/14	3 month USD-LIBOR-BBA	0.7775%	1,594

1,451,000 E	—	4/12/22	3 month USD-LIBOR-BBA	2.4275%	42,587

42,750,500	(18,173)	7/20/16	3 month USD-LIBOR-BBA	1.79%	1,532,626

22,459,700	50,457	7/20/41	3.92%	3 month	(6,565,753)
				USD-LIBOR-BBA

105,994,400	(64,155)	10/1/14	1.14%	3 month	(1,264,689)
				USD-LIBOR-BBA

1,178,000 E	—	4/13/22	3 month USD-LIBOR-BBA	2.498%	42,114

71,438,845	(1,193,029)	7/25/21	3 month USD-LIBOR-BBA	3.58%	9,968,086

19,319,000	—	7/26/21	3.09125%	3 month	(2,137,596)
				USD-LIBOR-BBA

5,788,500	—	10/25/21	2.39625%	3 month	(222,180)
				USD-LIBOR-BBA

1,045,249	7,369	11/22/16	3 month USD-LIBOR-BBA	1.26%	10,978

4,510,000	—	8/24/16	1.235%	3 month	(33,584)
				USD-LIBOR-BBA

1,801,922	25,407	11/2/16	2.58%	3 month	(98,804)
				USD-LIBOR-BBA

4,845,000	—	11/22/16	3 month USD-LIBOR-BBA	1.3415%	36,005

15,716,000	—	11/30/21	3 month USD-LIBOR-BBA	2.2475%	344,501

77,541,000	—	12/5/13	3 month USD-LIBOR-BBA	0.661%	(81,265)

35,721,000	—	12/5/41	2.8137%	3 month	(1,658,408)
				USD-LIBOR-BBA

6,830,000	—	12/14/41	3 month USD-LIBOR-BBA	2.8111%	309,301

1,009,000	—	12/6/41	3 month USD-LIBOR-BBA	2.76625%	36,566

1,414,091	—	12/6/41	2.7375%	3 month	(42,606)
				USD-LIBOR-BBA

7,545,000	—	12/7/13	3 month USD-LIBOR-BBA	0.685%	(4,633)

1,423,000	—	12/9/41	2.7875%	3 month	(57,729)
				USD-LIBOR-BBA

82,165,200	208,266	5/20/16	3 month USD-LIBOR-BBA	2.00%	3,515,102

1,724,000	—	12/9/41	3 month USD-LIBOR-BBA	2.773%	64,615

1,367,000	—	12/12/21	2.145%	3 month	(15,833)
				USD-LIBOR-BBA

3,656,000	—	12/15/14	3 month USD-LIBOR-BBA	0.7925%	(2,580)

2,462,000	—	12/15/21	2.10%	3 month	(17,814)
				USD-LIBOR-BBA

Putnam VT Income Fund 27

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/11 cont.

	Upfront				Unrealized
Swap counterparty/	premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Goldman Sachs International cont.
$1,697,000	$—	12/16/14	3 month USD-LIBOR-BBA	0.822%	$214

239,000	—	12/19/21	2.075%	3 month	(1,102)
				USD-LIBOR-BBA

JPMorgan Chase Bank, N.A.
160,000	—	12/20/21	3 month USD-LIBOR-BBA	2.056%	448

127,000	—	12/21/21	3 month USD-LIBOR-BBA	2.0245%	(23)

2,335,000	—	12/22/21	2.056%	3 month	(6,201)
				USD-LIBOR-BBA

946,000	—	1/3/22	2.0885%	3 month	(4,541)
				USD-LIBOR-BBA

6,948,300	22,012	3/11/26	4.12%	3 month	(1,582,728)
				USD-LIBOR-BBA

1,451,000 E	—	4/12/22	3 month USD-LIBOR-BBA	2.4275%	42,587

61,250,100	(43,736)	8/19/16	3 month USD-LIBOR-BBA	1.19%	294,812

83,569,900	14,394	1/31/15	1.79%	3 month	(2,966,638)
				USD-LIBOR-BBA

20,000,000	—	9/24/17	3 month USD-LIBOR-BBA	2.055%	841,183

25,489,000	1,597,523	7/26/21	4.46%	3 month	(4,470,148)
				USD-LIBOR-BBA

25,489,000	1,600,709	7/26/21	4.525%	3 month	(4,621,167)
				USD-LIBOR-BBA

38,233,500	2,419,511	7/27/21	4.745%	3 month	(7,693,019)
				USD-LIBOR-BBA

2,497,000	—	11/14/16	3 month USD-LIBOR-BBA	1.2725%	11,170

15,977,000	—	11/22/16	3 month USD-LIBOR-BBA	1.348%	123,795

11,679,000	—	11/23/16	1.32%	3 month	(73,777)
				USD-LIBOR-BBA

146,000	—	11/30/21	3 month USD-LIBOR-BBA	2.228%	2,938

102,717,000	—	12/1/21	3 month USD-LIBOR-BBA	2.182%	1,621,345

6,325,000	—	12/2/13	0.745%	3 month	(3,766)
				USD-LIBOR-BBA

2,390,000	—	12/2/21	3 month USD-LIBOR-BBA	2.153%	31,150

5,157,000	—	12/5/21	3 month USD-LIBOR-BBA	2.288%	130,457

5,720,000	—	12/5/21	3 month USD-LIBOR-BBA	2.26625%	133,169

2,009,000	—	9/19/16	3 month USD-LIBOR-BBA	1.231%	12,126

6,402,000	—	12/6/41	2.812%	3 month	(294,500)
				USD-LIBOR-BBA

36,771,000	—	12/6/13	3 month USD-LIBOR-BBA	0.70%	(10,497)

2,261,000	—	12/7/41	3 month USD-LIBOR-BBA	2.7925%	94,444

2,828,000	—	12/8/41	3 month USD-LIBOR-BBA	2.77225%	105,775

32,525,000	—	12/12/13	0.659%	3 month	37,800
				USD-LIBOR-BBA

3,591,000	—	12/14/14	3 month USD-LIBOR-BBA	0.7725%	(4,621)

Total					$(42,238,701)

E See Note 1 to the financial statements regarding extended effective dates.

28 Putnam VT Income Fund

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/11

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by or	appreciation/
Notional amount	received (paid)	date	fund per annum	paid by fund	(depreciation)

Barclays Bank PLC
$2,693,239	$—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	$(18,452)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

2,372,997	—	1/12/40	4.50% (1 month	Synthetic MBX Index	11,551
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

10,469,404	—	1/12/38	(6.50%) 1 month	Synthetic TRS Index	70,704
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

3,507,893	—	1/12/38	(6.50%) 1 month	Synthetic TRS Index	23,690
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

6,095,311	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(41,761)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

3,945,619	—	1/12/40	5.00% (1 month	Synthetic MBX Index	17,765
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

3,016,571	—	1/12/41	5.00% (1 month	Synthetic MBX Index	15,937
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

16,676,809	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(114,255)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

6,234,576	—	1/12/41	5.00% (1 month	Synthetic MBX Index	32,938
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

13,637,472	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(93,434)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

9,929,444	—	1/12/41	5.00% (1 month	Synthetic MBX Index	52,458
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

4,016,479	—	1/12/40	4.00% (1 month	Synthetic MBX Index	28,542
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

469,315	—	1/12/40	4.00% (1 month	Synthetic TRS Index	(4,813)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

5,755,246	—	1/12/41	5.00% (1 month	Synthetic MBX Index	30,405
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

10,669,632	—	1/12/40	5.00% (1 month	Synthetic TRS Index	(90,501)
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

3,137,248	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(21,187)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

5,756,031	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(39,436)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

2,920,343	—	1/12/41	4.50% (1 month	Synthetic TRS Index	(16,412)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

4,310,310	—	1/12/40	4.50% (1 month	Synthetic MBX Index	21,686
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

13,623,489	—	1/12/41	5.00% (1 month	Synthetic MBX Index	71,974
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

Putnam VT Income Fund 29

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/11 cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by or	appreciation/
Notional amount	received (paid)	date	fund per annum	paid by fund	(depreciation)

Barclays Bank PLC cont.
$2,014,336	$—	1/12/41	5.00% (1 month	Synthetic MBX Index	$10,642
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

411,127	—	1/12/40	5.00% (1 month	Synthetic MBX Index	1,851
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

1,332,503	—	1/12/40	5.00% (1 month	Synthetic MBX Index	6,000
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

965,948	—	1/12/40	5.00% (1 month	Synthetic MBX Index	4,349
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

2,772,523	—	1/12/41	5.00% (1 month	Synthetic TRS Index	(18,333)
			USD-LIBOR)	5.00% 30 year Ginnie
				Mae II pools

Citibank, N.A.
3,168,674	—	1/12/41	5.00% (1 month	Synthetic MBX Index	16,740
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

5,546,413	—	1/12/41	5.00% (1 month	Synthetic MBX Index	29,302
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

Credit Suisse International
2,495,702	—	1/12/41	4.50% (1 month	Synthetic MBX Index	12,147
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

4,680,618	—	1/12/39	(5.00%) 1 month	Synthetic TRS Index	36,750
			USD-LIBOR	5.00% 30 year Fannie
				Mae pools

Deutsche Bank AG
4,865,519	—	1/12/39	(6.00%) 1 month	Synthetic TRS Index	40,209
			USD-LIBOR	6.00% 30 year Fannie
				Mae pools

Goldman Sachs International
9,530,021	108,702	1/12/41	4.50% (1 month	Synthetic TRS Index	46,890
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

1,556,028	—	1/12/40	5.00% (1 month	Synthetic TRS Index	(13,198)
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

1,005,864	—	1/12/40	5.00% (1 month	Synthetic TRS Index	(8,532)
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

Total					$102,216

30 Putnam VT Income Fund

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Asset-backed securities	$—	$19,452,099	$—

Corporate bonds and notes	—	124,475,875	—

Foreign government and agency bonds and notes	—	602,977	—

Mortgage-backed securities	—	116,977,561	—

Municipal bonds and notes	—	1,728,601	—

Purchased options outstanding	—	15,667,589	—

Senior loans	—	193,452	—

U.S. Government and Agency Mortgage Obligations	—	46,115,107	—

U.S. Treasury Obligations	—	137,825	—

Short-term investments	89,743,229	124,057,451	—

Totals by level	$89,743,229	$449,408,537	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Futures contracts	$1,087,127	$—	$—

Written options	—	(53,284,022)	—

TBA sale commitments	—	(4,117,500)	—

Interest rate swap contracts	—	(53,314,715)	—

Total return swap contracts	—	(6,486)	—

Totals by level	$1,087,127	$(110,722,723)	$—

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

Putnam VT Income Fund 31

Statement of assets and liabilities
12/31/11

Assets

Investment in securities, at value (Note 1):

Unaffiliated issuers (identified cost $427,300,516)	$449,408,537

Affiliated issuers (identified cost $89,743,229) (Notes 1 and 6)	89,743,229

Cash	93,230

Interest and other receivables	2,831,688

Receivable for shares of the fund sold	1,855,517

Receivable for sales of delayed delivery securities (Note 1)	4,071,778

Unrealized appreciation on swap contracts (Note 1)	37,758,743

Receivable for variation margin (Note 1)	239,656

Premium paid on swap contracts (Note 1)	2,987,664

Total assets	588,990,042

Liabilities

Payable for investments purchased	75,126

Payable for purchases of delayed delivery securities (Note 1)	43,847,041

Payable for shares of the fund repurchased	159,733

Payable for compensation of Manager (Note 2)	135,735

Payable for investor servicing fees (Note 2)	32,764

Payable for custodian fees (Note 2)	23,520

Payable for Trustee compensation and expenses (Note 2)	152,554

Payable for administrative services (Note 2)	984

Payable for distribution fees (Note 2)	32,501

Written options outstanding, at value (premiums received $31,946,766) (Notes 1 and 3)	53,284,022

Premium received on swap contracts (Note 1)	14,172,380

Unrealized depreciation on swap contracts (Note 1)	79,895,228

TBA sale commitments, at value (proceeds receivable $4,081,719) (Note 1)	4,117,500

Other accrued expenses	143,695

Total liabilities	196,072,783

Net assets	$392,917,259

Represented by

Paid-in capital (Unlimited shares authorized) (Notes 1, 4 and 8)	$436,647,853

Undistributed net investment income (Note 1)	23,303,042

Accumulated net realized loss on investments (Note 1)	(26,719,262)

Net unrealized depreciation of investments	(40,314,374)

Total — Representing net assets applicable to capital shares outstanding	$392,917,259

Computation of net asset value Class IA

Net assets	$238,825,876

Number of shares outstanding	20,513,477

Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$11.64

Computation of net asset value Class IB

Net assets	$154,091,383

Number of shares outstanding	13,354,110

Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$11.54

The accompanying notes are an integral part of these financial statements.

32 Putnam VT Income Fund

Statement of operations
Year ended 12/31/11

Investment income

Interest (including interest income of $61,244 from investments in affiliated issuers) (Note 6)	$21,901,155

Total investment income	21,901,155

Expenses

Compensation of Manager (Note 2)	1,708,342

Investor servicing fees (Note 2)	425,056

Custodian fees (Note 2)	59,186

Trustee compensation and expenses (Note 2)	33,336

Administrative services (Note 2)	12,485

Distribution fees — Class IB (Note 2)	431,688

Other	236,686

Total expenses	2,906,779

Expense reduction (Note 2)	(506)

Net expenses	2,906,273

Net investment income	18,994,882

Net realized gain on investments (Notes 1 and 3)	4,022,495

Net increase from payments by affiliates (Note 2)	2,314

Net realized gain on swap contracts (Note 1)	19,906,719

Net realized loss on futures contracts (Note 1)	(1,264,907)

Net realized gain on written options (Notes 1 and 3)	16,878,052

Net unrealized depreciation of investments, futures contracts, swap contracts, written options, and TBA sale commitments during the year	(36,777,154)

Net gain on investments	2,767,519

Net increase in net assets resulting from operations	$21,762,401

Statement of changes in net assets

	Year ended	Year ended
	12/31/11	12/31/10

Decrease in net assets

Operations:

Net investment income	$18,994,882	$33,161,950

Net realized gain on investments	39,544,673	39,623,184

Net unrealized depreciation of investments	(36,777,154)	(27,885,381)

Net increase in net assets resulting from operations	21,762,401	44,899,753

Distributions to shareholders (Note 1):

From ordinary income

Net investment income

Class IA	(22,509,477)	(30,368,148)

Class IB	(15,548,812)	(21,643,820)

Increase in capital from settlement payments (Note 8)	2,617	—

Decrease from capital share transactions (Note 4)	(38,509,675)	(14,823,638)

Total decrease in net assets	(54,802,946)	(21,935,853)

Net assets:

Beginning of year	447,720,205	469,656,058

End of year (including undistributed net investment income of $23,303,042 and $36,605,288, respectively)	$392,917,259	$447,720,205

The accompanying notes are an integral part of these financial statements.

Putnam VT Income Fund 33

Financial highlights (For a common share outstanding throughout the period)

					LESS
INVESTMENT OPERATIONS:					DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:

Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	Total distributions	Non-recurring reimbursements	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[c,d]	Ratio of expenses to average net assets, excluding interest expense (%)[c,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)[e]

Class IA

12/31/11	$12.14	.54	.06	.60	(1.10)	(1.10)	—[f,g]	$11.64	5.16	$238,826.58		.58	4.57	263

12/31/10	12.39	.88	.30	1.18	(1.43)	(1.43)	—	12.14	10.22	260,270	.59 [h]	.59 [h]	7.25	88

12/31/09	9.02	.79	3.23	4.02	(.65)	(.65)	—	12.39	47.22	270,438	1.16 [i,j]	.58[i]	7.52[i]	278

12/31/08	12.68	.57	(3.39)	(2.82)	(.84)	(.84)	—[g,k]	9.02	(23.78)	221,192	.58[i]	.58[i]	4.97[i]	208

12/31/07	12.70	.65	.02	.67	(.69)	(.69)	—	12.68	5.45	379,470	.57[i]	.57[i]	5.25[i]	229

Class IB

12/31/11	$12.03	.51	.07	.58	(1.07)	(1.07)	—[f,g]	$11.54	5.00	$154,091.83		.83	4.34	263

12/31/10	12.30	.84	.30	1.14	(1.41)	(1.41)	—	12.03	9.87	187,450	.84[h]	.84[h]	7.02	88

12/31/09	8.96	.76	3.19	3.95	(.61)	(.61)	—	12.30	46.65	199,218	1.41 [i,j]	.83[i]	7.27[i]	278

12/31/08	12.59	.54	(3.36)	(2.82)	(.81)	(.81)	—[g,k]	8.96	(23.93)	162,338	.83[i]	.83[i]	4.75 [i]	208

12/31/07	12.61	.62	.02	.64	(.66)	(.66)	—	12.59	5.22	285,881	.82[i]	.82[i]	5.00 [i]	229

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment.

c The charges and expenses at the insurance company separate account level are not reflected.

d Includes amounts paid through expense offset arrangements (Note 2).

e Portfolio turnover excludes TBA roll transactions.

f Reflects a non-recurring reimbursement related to restitution amounts in connection with a distribution plan approved by the Securities and Exchange Commission (the SEC) which amounted to less than $0.01 per share outstanding on July 21, 2011. Also reflects a non-recurring reimbursement related to short-term trading related lawsuits, which amounted to less than $0.01 per share outstanding on May 11, 2011 (Note 8).

g Amount represents less than $0.01 per share.

h Excludes the impact of a reduction to interest expense related to the resolution of certain terminated derivatives contracts, which amounted to 0.23% of average net assets for the period ended December 31, 2010.

i Reflects an involuntary contractual expense limitation in effect during the period. For periods prior to December 31, 2009, certain fund expenses were waived in connection with the fund’s investment in Putnam Prime Money Market Fund. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts:

Percentage of
average net assets

12/31/09	0.21%

12/31/08	0.17

12/31/07	0.14

j Includes interest accrued in connection with certain terminated derivatives contracts, which amounted to 0.58% of average net assets for the period ended December 31, 2009.

k Reflects a non-recurring reimbursal from Putnam Management related to restitution payments in connection with a distribution plan approved by the SEC which amounted to less than $0.01 per share based on the weighted average number of shares outstanding for the year ended December 31, 2008.

The accompanying notes are an integral part of these financial statements.

34 Putnam VT Income Fund

Notes to financial statements 12/31/11

Note 1 — Significant accounting policies

Putnam VT Income Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The fund seeks high current income consistent with what Putnam Investment Management, LLC (Putnam Management), the fund’s manager, a wholly-owned subsidiary of Putnam Investments, LLC, believes to be prudent risk by investing in investment-grade and high-yield bonds, and U.S. government securities. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Unless otherwise noted, the “reporting period” represents the period from January 1, 2011 through December 31, 2011.

A) Security valuation Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Investments in other open-end investment companies, which are classified as Level 1 securities, are based on their net asset value (NAV). The NAV of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

B) Joint trading account Pursuant to an exemptive order from the Securities and Exchange Commission (the SEC), the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 90 days.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

D) Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

The fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are amortized into income in the Statement of operations.

E) Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

F) Futures contracts The fund uses futures contracts to hedge interest rate risk and to gain exposure to interest rates.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to

Putnam VT Income Fund 35

exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio. The fund had an average number of contracts of approximately 1,000 futures contracts for the reporting period.

G) Options contracts The fund uses options contracts to hedge duration, convexity and prepayment risk and to gain exposure to interest rates.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio. See Note 3 for the volume of written options contracts activity for the reporting period. The fund had an average contract amount of approximately $443,500,000 on purchased options contracts for the reporting period.

H) Total return swap contracts The fund entered into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to hedge sector exposure, to manage exposure to specific sectors or industries and to manage exposure to credit risk.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. Outstanding notional amounts on total return swap contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.

I) Interest rate swap contracts The fund entered into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk and to gain exposure on interest rates.

An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Upfront payments are recorded as realized gains and losses at the closing of the contract. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. The fund had an average notional amount of approximately $2,345,100,000 on interest rate swap contracts for the reporting period.

J) Credit default contracts The fund entered into credit default contracts to hedge credit risk and to gain exposure on individual names and/or baskets of securities.

In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract.

Credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio. The fund had an average notional amount of approximately $500,000 on credit default swap contracts for the reporting period.

K) Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $9,361,001 at the close of the reporting period.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

36 Putnam VT Income Fund

At the close of the reporting period, the fund had a net liability position of $100,019,770 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $100,211,534.

L) TBA purchase commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

M) TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

N) Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

O) Line of credit The fund participates, along with other Putnam funds, in a $325 million unsecured committed line of credit and a $185 million unsecured uncommitted line of credit, both provided by State Street Bank and Trust Company (State Street). Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to the Federal Funds rate plus 1.25% for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.02% of the committed line of credit and $50,000 for the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.13% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

P) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. The fund is subject to the provisions of Accounting Standards Codification ASC 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

At December 31, 2011, the fund had a short-term capital loss carryover of $15,705,902 available to the extent allowed by the Code to offset future net capital gain, if any. This capital loss carryover will expire on December 31, 2016. Under the recently enacted Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Q) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and/or permanent differences of unrealized gains and losses on certain futures contracts, income on swap contracts and interest only securities. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the reporting period ended, the fund reclassified $5,761,161 to increase undistributed net investment income and $2,618 to decrease paid-in-capital, with an increase to accumulated net realized loss of $5,758,543.

The tax basis components of distributable earnings as of the close of the reporting period were as follows:

Unrealized appreciation	$23,920,536
Unrealized depreciation	(11,789,110)

Net unrealized appreciation	12,131,426
Undistributed ordinary income	19,511,853
Capital loss carryforward	(15,705,902)

Cost for federal income tax purposes	$527,020,340

R) Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

S) Beneficial interest At the close of the reporting period, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 33.6% of the fund is owned by accounts of one group of insurance companies.

Note 2 — Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of most open-end funds, as defined in the fund’s management contract, sponsored by Putnam Management. Such annual rates may vary as follows:

0.550%	of the first $5 billion,
0.500%	of the next $5 billion,
0.450%	of the next $10 billion,
0.400%	of the next $10 billion,
0.350%	of the next $50 billion,
0.330%	of the next $50 billion,
0.320%	of the next $100 billion and
0.315%	of any excess thereafter.

Putnam VT Income Fund 37

Putnam Management has contractually agreed, through June 30, 2012, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.40% of the average net assets of the portion of the fund managed by PIL.

Putnam Management voluntarily reimbursed the fund $2,314 for a trading error which occurred during the reporting period. The effect of the loss incurred and the reimbursement by Putnam Management of such amounts had no impact on total return.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.10% of the fund’s average net assets. The amounts incurred for investor servicing agent functions during the reporting period are included in Investor servicing fees in the Statement of operations.

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $506 under the expense offset arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $301, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the Plan) with respect to its class IB shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, a wholly-owned subsidiary of Putnam Investments, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares.

Note 3 — Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of investment securities other than short-term investments and TBA transactions aggregated $891,285,450 and $957,529,304, respectively. These figures include the cost of purchases and proceeds from sales of long-term U.S. government securities of $5,183,111 and $5,062,222, respectively.

Written option transactions during the reporting period are summarized as follows:

	Written swap option	Written swap option
	contract amounts	premiums received

Written options outstanding at the
beginning of the reporting period	$690,748,600	$42,565,527

Options opened	774,719,890	25,518,298

Options exercised	(775,053,775)	(33,099,283)

Options expired	—	—

Options closed	(109,558,581)	(3,037,776)

Written options outstanding at the
end of the reporting period	$580,856,134	$31,946,766

Note 4 — Capital shares

At the close of the reporting period, there was an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

		Class IA shares				Class IB shares
	Year ended 12/31/11		Year ended 12/31/10		Year ended 12/31/11		Year ended 12/31/10

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	546,382	$6,401,566	607,273	$7,381,132	1,604,684	$18,647,813	972,063	$11,598,299

Shares issued in connection with
reinvestment of distributions	1,983,214	22,509,477	2,645,309	30,368,148	1,380,889	15,548,812	1,900,248	21,643,820

	2,529,596	28,911,043	3,252,582	37,749,280	2,985,573	34,196,625	2,872,311	33,242,119

Shares repurchased	(3,453,228)	(40,791,105)	(3,637,051)	(43,980,509)	(5,213,023)	(60,826,238)	(3,493,148)	(41,834,528)

Net decrease	(923,632)	$(11,880,062)	(384,469)	$(6,231,229)	(2,227,450)	$(26,629,613)	(620,837)	$(8,592,409)

38 Putnam VT Income Fund

Note 5 — Summary of derivative activity

The following is a summary of the market values of derivative instruments as of the close of the reporting period:

Market values of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives

Derivatives not accounted
for as hedging instruments	Statement of assets and		Statement of assets and
under ASC 815	liabilities location	Market value	liabilities location	Market value

Interest rate contracts	Investments, Receivables, Net assets —		Payables, Net assets — Unrealized
	Unrealized appreciation/(depreciation)	$57,124,425*	appreciation (depreciation)	$146,974,932*

Total		$57,124,425		$146,974,932

*Includes cumulative appreciation/depreciation of futures contracts as reported in The fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments on the Statement of operations for the reporting period (see Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for as hedging instruments
under ASC 815	Options	Futures	Swaps	Total

Credit contracts	$—	$—	$61,709	$61,709

Interest rate contracts	5,604,059	(1,264,907)	19,845,010	24,184,162

Total	$5,604,059	$(1,264,907)	$19,906,719	$24,245,871

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for as hedging instruments
under ASC 815	Options	Futures	Swaps	Total

Credit contracts	$—	$—	$(1,842)	$(1,842)

Interest rate contracts	(22,820,731)	4,652,264	(12,361,786)	(30,530,253)

Total	$(22,820,731)	$4,652,264	$(12,363,628)	$(30,532,095)

Note 6 — Investment in Putnam Money Market Liquidity Fund

The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income in the Statement of operations and totaled $61,244 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $340,646,846 and $343,127,859, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

Note 7 — Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 8 — Regulatory matters and litigation

In late 2003 and 2004, Putnam Management settled charges brought by the SEC and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. In July 2011, the fund recorded a receivable of $2,042 related to restitution amounts in connection with a distribution plan approved by the SEC. This amount, which was received by the fund in December 2011, is reported as part of Increase in capital from settlement payments on the Statement of changes in net assets. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against Putnam Management and, in a limited number of cases, some Putnam funds. In May 2011, the fund received a payment of $575 related to settlement of those lawsuits. This amount is reported as a part of Increase in capital from settlement payments on the Statement of changes in net assets. Putnam Management has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

Note 9 — Market and credit risk

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default.

Note 10 — New accounting pronouncement

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011-04 “Fair Value Measurements and Disclosures (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS”. ASU 2011-04 amends FASB Topic 820 “Fair Value Measurement” and seeks to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. ASU 2011-04 is effective for fiscal years and interim periods beginning after December 15, 2011. Putnam Management is currently evaluating the application of ASU 2011-04 and its impact, if any, on the fund’s financial statements.

Putnam VT Income Fund 39

About the Trustees

	Name Year of birth Position held	Principal occupations during past five years	Other directorships
Independent Trustees			
	**Ravi Akhoury** Born 1947 Trustee since 2009	Advisor to New York Life Insurance Company. Trustee of American India Foundation and of the Rubin Museum. From 1992 to 2007, was Chairman and CEO of MacKay Shields, a multi-product investment management firm with over $40 billion in assets under management.	Jacob Ballas Capital India, a non-banking finance company focused on private equity advisory services; RAGE Frameworks, Inc., a private software company
	**Barbara M. Baumann** Born 1955 Trustee since 2010	President and Owner of Cross Creek Energy Corporation, a strategic consultant to domestic energy firms and direct investor in energy projects. Trustee of Mount Holyoke College and member of the Investment Committee for the college's endowment. Former Chair and current board member of Girls Incorporated of Metro Denver. Member of the Finance Committee, The Children's Hospital of Denver.	SM Energy Company, a domestic exploration and production company; UniSource Energy Corporation, an Arizona utility; CVR Energy, a petroleum refiner and fertilizer manufacturer
	**Jameson A. Baxter** Born 1943 Trustee since 1994, Vice Chair from 2005 to 2011, and Chair since 2011	President of Baxter Associates, Inc., a private investment firm. Chair of Mutual Fund Directors Forum. Chair Emeritus of the Board of Trustees of Mount Holyoke College. Director of the Adirondack Land Trust and Trustee of the Nature Conservancy's Adirondack Chapter.	None
	**Charles B. Curtis** Born 1940 Trustee since 2001	Former President and Chief Operating Officer of the Nuclear Threat Initiative, a private foundation dealing with national security issues. Senior Advisor to the Center for Strategic and International Studies. Member of the Council on Foreign Relations.	Edison International; Southern California Edison
	**Robert J. Darretta** Born 1946 Trustee since 2007	Health Care Industry Advisor to Permira, a global private equity firm. Until April 2007, was Vice Chairman of the Board of Directors of Johnson & Johnson. Served as Johnson & Johnson's Chief Financial Officer for a decade.	UnitedHealth Group, a diversified health-care company
	**John A. Hill** Born 1942 Trustee since 1985 and Chairman from 2000 to 2011	Founder and Vice-Chairman of First Reserve Corporation, the leading private equity buyout firm focused on the worldwide energy industry. Serves as a Trustee and Chairman of the Board of Trustees of Sarah Lawrence College. Also a member of the Advisory Board of the Millstein Center for Corporate Governance and Performance at the Yale School of Management.	Devon Energy Corporation, a leading independent natural gas and oil exploration and production company
	**Paul L. Joskow** Born 1947 Trustee since 1997	Economist and President of the Alfred P. Sloan Foundation, a philanthropic institution focused primarily on research and education on issues related to science, technology, and economic performance. Elizabeth and James Killian Professor of Economics, Emeritus at the Massachusetts Institute of Technology (MIT). Prior to 2007, served as the Director of the Center for Energy and Environmental Policy Research at MIT.	TransCanada Corporation, an energy company focused on natural gas transmission and power services; Exelon Corporation, an energy company focused on power services
	**Elizabeth T. Kennan** Born 1938 Trustee from 1992 to 2010 and since 2012	Partner of Cambus-Kenneth Farm (thoroughbred horse breeding and general farming). President Emeritus of Mount Holyoke College. Trustee of the National Trust for Historic Preservation and of Centre College. Chairman of the Board of Shaker Village of Pleasant Hill.	Former Chairman and now Lead Director of Northeast Utilities, which operates New England's largest energy delivery system
	**Kenneth R. Leibler** Born 1949 Trustee since 2006	Founder and former Chairman of Boston Options Exchange, an electronic marketplace for the trading of derivative securities. Vice Chairman of the Board of Trustees of Beth Israel Deaconess Hospital in Boston, Massachusetts. Until November 2010, director of Ruder Finn Group, a global communications and advertising firm.	Northeast Utilities, which operates New England's largest energy delivery system
	**Robert E. Patterson** Born 1945 Trustee since 1984	Senior Partner of Cabot Properties, LP and Co-Chairman of Cabot Properties, Inc., a private equity firm investing in commercial real estate. Past Chairman and Trustee of the Joslin Diabetes Center.	None

40 Putnam VT Income Fund

The address of each Trustee is One Post Office Square, Boston, MA 02109.

As of December 31, 2011, there were 108 Putnam funds. All Trustees serve as Trustees of all Putnam funds.

Each Trustee serves for an indefinite term, until his or her resignation, retirement at age 75, removal, or death.

*Mr. Reynolds is an “interested person” (as defined in the Investment Company Act of 1940) of the fund, Putnam Management, and/or Putnam Retail Management. He is President and Chief Executive Officer of Putnam Investments, as well as the President of your fund and each of the other Putnam funds.

Officers

In addition to Robert L. Reynolds, the other officers of the fund are shown below:

Jonathan S. Horwitz (Born 1955)	James P. Pappas (Born 1953)
Executive Vice President, Principal Executive Officer, Treasurer and	Vice President
Compliance Liaison	Since 2004
Since 2004	Director of Trustee Relations, Putnam Investments and
Putnam Management
Steven D. Krichmar (Born 1958)
Vice President and Principal Financial Officer	Judith Cohen (Born 1945)
Since 2002	Vice President, Clerk and Assistant Treasurer
Chief of Operations, Putnam Investments and Putnam Management	Since 1993

Janet C. Smith (Born 1965)	Michael Higgins (Born 1976)
Vice President, Assistant Treasurer and Principal Accounting Officer	Vice President, Senior Associate Treasurer and Assistant Clerk
Since 2007	Since 2010
Director of Fund Administration Services, Putnam Investments and	Manager of Finance, Dunkin’ Brands (2008–2010); Senior Financial
Putnam Management	Analyst, Old Mutual Asset Management (2007–2008); Senior Financial
Analyst, Putnam Investments (1999–2007)
Robert R. Leveille (Born 1969)
Vice President and Chief Compliance Officer	Nancy E. Florek (Born 1957)
Since 2007	Vice President, Assistant Clerk, Assistant Treasurer and Proxy Manager
Chief Compliance Officer, Putnam Investments, Putnam Management,	Since 2000
and Putnam Retail Management
Susan G. Malloy (Born 1957)
Mark C. Trenchard (Born 1962)	Vice President and Assistant Treasurer
Vice President and BSA Compliance Officer	Since 2007
Since 2002	Director of Accounting & Control Services, Putnam Management
Director of Operational Compliance, Putnam Investments and Putnam
Retail Management

Robert T. Burns (Born 1961)
Vice President and Chief Legal Officer
Since 2011
General Counsel, Putnam Investments and Putnam Management

The principal occupations of the officers for the past five years have been with the employers as shown above although in some cases, they have held different positions with such employers. The address of each Officer is One Post Office Square, Boston, MA 02109.

Putnam VT Income Fund 41

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42 Putnam VT Income Fund

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Putnam VT Income Fund 43

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44 Putnam VT Income Fund

Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2011, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

Each Putnam VT fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Forms N-Q on the SEC’s website at www.sec.gov. In addition, the fund’s Forms N-Q may be reviewed and copied at the SEC’s public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the public reference room.

Fund information

Investment Manager	Investor Servicing Agent	Trustees
Putnam Investment Management, LLC	Putnam Investor Services, Inc.	Jameson A. Baxter, Chair
One Post Office Square	Mailing address:	Ravi Akhoury
Boston, MA 02109	P.O. Box 8383	Barbara M. Baumann
	Boston, MA 02266-8383	Charles B. Curtis
Investment Sub-Manager	1-800-225-1581	Robert J. Darretta
Putnam Investments Limited		John A. Hill
57–59 St James’s Street	Custodian	Paul L. Joskow
London, England SW1A 1LD	State Street Bank and Trust Company	Elizabeth T. Kennan
Kenneth R. Leibler
Marketing Services	Legal Counsel	Robert E. Patterson
Putnam Retail Management	Ropes & Gray LLP	George Putnam, III
One Post Office Square		Robert L. Reynolds
Boston, MA 02109	Independent Registered	W. Thomas Stephens
Public Accounting Firm
PricewaterhouseCoopers LLP

Putnam VT Income Fund 45

This report has been prepared for the shareholders		H512
of Putnam VT Income Fund.	272238	2/12

Item 2. Code of Ethics:

(a) The fund’s principal executive, financial and accounting officers are employees of Putnam Investment Management, LLC, the Fund’s investment manager. As such they are subject to a comprehensive Code of Ethics adopted and administered by Putnam Investments which is designed to protect the interests of the firm and its clients. The Fund has adopted a Code of Ethics which incorporates the Code of Ethics of Putnam Investments with respect to all of its officers and Trustees who are employees of Putnam Investment Management, LLC. For this reason, the Fund has not adopted a separate code of ethics governing its principal executive, financial and accounting officers.

(c) In May 2008, the Code of Ethics of Putnam Investment Management, LLC was updated in its entirety to include the amendments adopted in August 2007 as well as a several additional technical, administrative and non-substantive changes. In May of 2009, the Code of Ethics of Putnam Investment Management, LLC was amended to reflect that all employees will now be subject to a 90-day blackout restriction on holding Putnam open-end funds, except for portfolio managers and their supervisors (and each of their immediate family members), who will be subject to a one-year blackout restriction on the funds that they manage or supervise. In June 2010, the Code of Ethics of Putnam Investments was updated in its entirety to include the amendments adopted in May of 2009 and to change certain rules and limits contained in the Code of Ethics. In addition, the updated Code of Ethics included numerous technical, administrative and non-substantive changes, which were intended primarily to make the document easier to navigate and understand. In July 2011, the Code of Ethics of Putnam Investments was updated to reflect several technical, administrative and non-substantive changes resulting from changes in employee titles.

Item 3. Audit Committee Financial Expert:

The Funds’ Audit and Compliance Committee is comprised solely of Trustees who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act (the “Regulations”)). The Trustees believe that each of the members of the Audit and Compliance Committee also possess a combination of knowledge and experience with respect to financial accounting matters, as well as other attributes, that qualify them for service on the Committee. In addition, the Trustees have determined that each of Mr. Leibler, Mr. Hill, Mr. Darretta and Ms. Baumann qualifies as an “audit committee financial expert” (as such term has been defined by the Regulations) based on their review of his or her pertinent experience and education. The SEC has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit and Compliance Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services:

The following table presents fees billed in each of the last two fiscal years for services rendered to the fund by the fund’s independent auditor:

Fiscal year ended	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

December 31, 2011	$124,754	$--	$3,349	$ —
December 31, 2010	$115,384	$--	$3,265	$314*

*	Includes fees of $613 billed by the fund’s independent auditor to the fund for procedures necessitated by regulatory and litigation matters for the fiscal year ended December 31, 2010. These fees were reimbursed to the fund by Putnam Investment Management, LLC (“Putnam Management”).

For the fiscal years ended December 31, 2011and December 31, 2010, the fund’s independent auditor billed aggregate non-audit fees in the amounts of $130,731 and $281,799 respectively, to the fund, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund.

Audit Fees represent fees billed for the fund’s last two fiscal years relating to the audit and review of the financial statements included in annual reports and registration statements, and other services that are normally provided in connection with statutory and regulatory filings or engagements.

Audit-Related Fees represent fees billed in the fund’s last two fiscal years for services traditionally performed by the fund’s auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

Tax Fees represent fees billed in the fund’s last two fiscal years for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.

All Other Fees represent fees billed for services relating to an analysis of the proposed market timing distribution.

Pre-Approval Policies of the Audit and Compliance Committee. The Audit and Compliance Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit and Compliance Committee also has adopted a policy to pre-approve the engagement by Putnam Management and certain of its affiliates of the funds’ independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by Putnam Management or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

The following table presents fees billed by the fund’s independent auditor for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

Fiscal year ended	Audit-Related Fees	Tax Fees	All Other Fees	Total Non-Audit Fees

December 31, 2011	$ —	$107,505	$ —	$ —

December 31, 2010	$ —	$227,601	$ —	$ —

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) The Code of Ethics of The Putnam Funds, which incorporates the Code of Ethics of Putnam Investments, is filed herewith.

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: February 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: February 28, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer

Date: February 28, 2012